As filed with the Securities and Exchange Commission on February 13, 2014

                                               Securities Act File No. 333-_____
                                       Investment Company Act File No. 811-22937

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-2

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

                    Pre-Effective Amendment No. __                           [ ]

                   Post-Effective Amendment No. __                           [ ]

                                     and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]

                           Amendment No. __                                  [ ]

                                 O'CONNOR EQUUS
               (Exact Name of Registrant as Specified in Charter)

                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
          (Address of Principal Executive Offices, including Zip Code)

      Registrant's Telephone Number, including Area Code:  1-800-932-7781

                                 NICHOLAS VAGRA
                                UBS O'CONNOR LLC
                       ONE NORTH WACKER DRIVE, 32ND FLOOR
                            CHICAGO, ILLINOIS 60606
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                               SEAN GRABER, ESQ.
                          MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box....[X]

It is proposed that this filing will become effective (check appropriate box):

     [ ]     when declared effective pursuant to Section 8(c)

The following boxes should only be included and completed if the registrant is a registered closed-end management investment company or business development company which makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act and is making this filing in accordance with Rule 486 under the Securities Act.

     [ ]     immediately upon filing pursuant to paragraph (b)
     [ ]     on (date) pursuant to paragraph (b)
     [ ]     60 days after filing pursuant to paragraph (a)
     [ ]     on (date) pursuant to paragraph (a)

If appropriate, check the following box:

     [ ] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

     [ ] This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement for the same offering is ____________.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


------------------------------------------------------------------------------------------------------------------------------------
                                                                   PROPOSED             PROPOSED
                                                                    MAXIMUM             MAXIMUM
          TITLE OF                          AMOUNT BEING         OFFERING PRICE        AGGREGATE              AMOUNT OF
SECURITIES BEING REGISTERED                  REGISTERED             PER UNIT        OFFERING PRICE(1)      REGISTRATION FEE
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares of Beneficial Interest       100,000 Shares          $1000.00            $100 Million           $12,880
------------------------------------------------------------------------------------------------------------------------------------

----------
(1) Estimated solely for the purpose of calculating the registration fee, in accordance with Rule 457(o) of the Securities Act of 1933.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

THE INFORMATION CONTAINED IN THIS PRELIMINARY PROSPECTUS IS NOT COMPLETE AND MAY
 BE CHANGED. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
    UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PRELIMINARY PROSPECTUS IS NOT AN OFFER TO SELL NOR DOES IT SEEK AN OFFER TO BUY THE SECURITIES IN ANY JURISDICTION WHERE THE OFFER
                           OR SALE IS NOT PERMITTED.

PRELIMINARY PROSPECTUS                           SUBJECT TO COMPLETION [o], 2014

                                 O'CONNOR EQUUS

                                 CLASS A SHARES

O'Connor EQUUS (the "Fund") is a Delaware statutory trust registered under the Investment Company Act as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek to consistently realize risk-adjusted appreciation in the value of its assets. Currently, the Fund uses a US-centric equity-based long/short investment strategy, which generally has a low correlation to the equity markets.

The Fund's shares are only being offered to US and non-US investors who meet the definition of "qualified clients" under Rule 205-3 under the Investment Advisers Act of 1940 and related guidance provided by the SEC or its Staff. This Prospectus applies to the offering of Class A shares of beneficial interest in the Fund. Class A shares will be offered at the offering price of $1,000.00 per share (plus the placement fee) during an initial offering period, which will terminate on or about [o], 2014 or such earlier or later date as UBS O'Connor LLC, the Fund's investment adviser (the "Adviser"), may determine in its discretion, and the shares are expected to be offered on a continuous basis monthly thereafter at net asset value ("NAV") per share plus the placement fee. Each investor is required to make a minimum initial investment of $50,000, unless this requirement is waived by the Adviser. Pending the termination of the initial offering period and the closing of any monthly offering, funds received from prospective investors will be placed in a non-interest-bearing escrow account with Citibank, NA, the Fund's escrow agent. On the date of termination of the initial offering period or any monthly closing, the balance in the escrow account with respect to each investor whose investment is accepted will be invested in the Fund on behalf of such investor. See "THE OFFERING."

-----------------------------------------------------------------------------------------------
                              PRICE TO PUBLIC    MAXIMUM PLACEMENT FEE*   PROCEEDS TO FUND
-----------------------------------------------------------------------------------------------
Per Share                       $1020.00                $20.00               $1,000.00
-----------------------------------------------------------------------------------------------
Total Minimum                    [XXX]                   [XXX]                 [XXX]
-----------------------------------------------------------------------------------------------
Total Maximum                    [XXX]                   [XXX]                 [XXX]
-----------------------------------------------------------------------------------------------

* Investments may be subject to a one time placement fee (a "Placement Fee") of up to 2.00%, subject to waiver or adjustment for certain investors or under certain conditions, as further described herein. The Placement Fee will be in addition to the subscription price for shares and will not form a part of an investor's investment in the Fund.

The Fund operates as an "interval fund," which means that the Fund, subject to applicable law, will offer to repurchase a portion of its outstanding shares at per share NAV on a regular schedule. The schedule requires the Fund to make repurchase offers once every three months (generally on the last business day of each calendar quarter). For each repurchase offer, the Fund will offer to repurchase 5% of its total outstanding shares (including all classes of shares), unless the Fund's Board of Trustees has approved a higher amount (but not more than 25% of total outstanding shares) for a particular repurchase offer. It is possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of the shares they request for repurchase actually repurchased. The Fund expects to complete its first repurchase offer the later of [September 30, 2014] or a date six months following the date upon which the initial offering of shares terminates. As a result, an investment in the Fund during the initial offering will be illiquid for at least the first three months after investment. For more information on the Fund's interval structure, policies and related risks, see "RISKS--REPURCHASE OFFERS RISK" and "PERIODIC REPURCHASE OFFERS" below.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. You must read it carefully before you invest, and keep it for future reference. The Fund has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information ("SAI") dated [o], 2014, as amended from time to time. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. The SAI's table of contents appears at the end of this Prospectus. The Fund's SAI and annual and semi-annual reports to shareholders, when available, will include additional information about the Fund. You may get free copies of these materials and other fund documents or make shareholder inquiries by calling the Fund toll-free at [o]. Shareholders can also visit the Fund's website at [o]. You should read the SAI carefully before you invest, and keep it for future reference.

You may also review and copy information about the Fund, including its SAI, at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, you may call the SEC at 1-202-551-8090. You may also access reports and other information about the Fund on the EDGAR Database on the SEC's website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Fund's file number.

THE FUND'S SECURITIES HAVE NO HISTORY OF PUBLIC TRADING AND THE FUND DOES NOT CURRENTLY INTEND TO LIST ITS SHARES FOR TRADING ON ANY NATIONAL SECURITIES EXCHANGE. THERE IS NO GUARANTEE THAT A SECONDARY MARKET FOR FUND SHARES WILL DEVELOP. THE SHARES, THEREFORE, MAY NOT BE READILY MARKETABLE. EVEN IF ANY SUCH MARKET WERE TO DEVELOP, CLOSED-END FUND SHARES MAY TRADE AT A DISCOUNT FROM NAV, WHICH CREATES A RISK OF LOSS FOR INVESTORS PURCHASING SHARES IN THE INITIAL PUBLIC OFFERING. EVEN THOUGH THE FUND WILL MAKE PERIODIC REPURCHASE OFFERS TO REPURCHASE A PORTION OF THE SHARES TO PROVIDE SOME LIQUIDITY TO SHAREHOLDERS, YOU SHOULD CONSIDER THE SHARES TO BE AN ILLIQUID INVESTMENT. AN INVESTMENT IN THE FUND IS SUITABLE ONLY FOR LONG-TERM INVESTORS WHO CAN BEAR THE RISKS ASSOCIATED WITH THE LIMITED LIQUIDITY OF THE SHARES. THE FUND IS NOT AN APPROPRIATE INVESTMENT FOR INVESTORS WHO DESIRE THE ABILITY TO REDUCE THEIR INVESTMENTS TO CASH ON A TIMELY BASIS. INVESTMENT IN THE FUND INVOLVES SIGNIFICANT RISK AND IS SUITABLE ONLY FOR PERSONS WHO CAN BEAR THE ECONOMIC RISK OF THE LOSS OF THEIR INVESTMENT. YOU SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING IN THE FUND. PLEASE SEE "RISKS" IN THIS PROSPECTUS.

YOU SHOULD NOT CONSTRUE THE CONTENTS OF THIS PROSPECTUS AS LEGAL, TAX OR FINANCIAL ADVICE. YOU SHOULD CONSULT WITH YOUR OWN PROFESSIONAL ADVISORS AS TO LEGAL, TAX, FINANCIAL OR OTHER MATTERS RELEVANT TO THE SUITABILITY OF AN INVESTMENT IN THE FUND.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                            PAGE
PROSPECTUS SUMMARY .........................................................  5
SUMMARY OF FUND FEES AND EXPENSES .......................................... 11
FINANCIAL HIGHLIGHTS ....................................................... 13
THE FUND ................................................................... 13
USE OF PROCEEDS ............................................................ 13
INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES ............................. 13
RISKS ...................................................................... 15
MANAGEMENT OF THE FUND ..................................................... 24
SERVICE PROVIDERS .......................................................... 26
THE OFFERING AND PLAN OF DISTRIBUTION ...................................... 27
PERIODIC REPURCHASE OFFERS ................................................. 29
DETERMINATION OF NET ASSET VALUE ........................................... 32
DISTRIBUTIONS AND DISTRIBUTION REINVESTMENT PLAN ........................... 33
TAX CONSIDERATIONS ......................................................... 34
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES ................................ 36
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION ................... 38
PRIVACY NOTICE ............................................................. 39

                               PROSPECTUS SUMMARY

THE FOLLOWING SUMMARY DOES NOT PURPORT TO BE COMPLETE AND IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE MORE DETAILED INFORMATION INCLUDED ELSEWHERE IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ("SAI").

THE FUND O'Connor EQUUS (the "Fund") is a Delaware statutory trust registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is a non-diversified, closed-end management investment company that operates as an "interval fund." (See "PERIODIC REPURCHASE OFFERS" below.)

               The Fund will initially offer a single class of shares of beneficial interest ("shares") designated as "Class A shares" to investors eligible to invest in the Fund. The Fund may offer additional classes of shares in the future, pursuant to the grant of an exemptive order from the Securities and Exchange Commission ("SEC"). Any additional class of shares would have certain differing characteristics, particularly in terms of the placement fee that investors in that class may bear, and differences in the distribution and shareholder servicing fees that that each class may be charged.

THE OFFERING   Class A shares of beneficial interest in the Fund are being offered during an initial offering period that is expected to terminate on or about [o], 2014 or such earlier or later date as UBS O'Connor LLC, the Fund's investment adviser (the "Adviser"), may determine in its discretion. During the initial offering period, Class A shares will be offered at the offering price, which is $1,000.00 per share plus a placement fee (a "Placement
               Fee") of up to 2.00%. The shares are expected to be offered on a continuous basis monthly thereafter (generally as of the first business day of each month) at net asset value ("NAV") per share plus a Placement Fee. For more information regarding the offering and possible waivers of the Placement Fees, see "THE OFFERING AND
               PLAN OF DISTRIBUTION" below.

               For each investor, the Fund requires a minimum initial investment of $50,000 and minimum subsequent investments of $10,000. The Fund may waive these minimum investment requirements for one or more investors in its sole discretion. Because the Fund will pay the Adviser an incentive fee based on the Fund's performance, each investor must also be a "qualified client" as that term is defined in Rule 205-3 under the Investment Advisers Act of 1940 and related guidance provided by the SEC or its Staff.

               Class A shares are not listed on any securities exchange. There is no guarantee that a secondary market for Fund shares will develop. Shareholders will not have the right to redeem their shares. However, as described below, in order to provide some liquidity to shareholders, the Fund will conduct periodic repurchase offers for a portion of its outstanding shares.

               AN INVESTMENT IN THE FUND IS SUITABLE ONLY FOR LONG-TERM INVESTORS WHO CAN BEAR THE RISKS ASSOCIATED WITH THE LIMITED LIQUIDITY OF THE SHARES.

INTERVAL FUND; As an interval fund, the Fund will make periodic offers to
PERIODIC       repurchase a portion of its outstanding shares at NAV per share.
REPURCHASE     The Fund has adopted a fundamental policy, which cannot be
OFFERS         changed without shareholder approval, to make repurchase offers once every three months. The Fund expects to conclude its first repurchase offer the later of [September 30, 2014] or a date six months following the date upon which the initial offering of shares terminates. As a result, an investment in the Fund made during the initial offering period must be held by the investor for at least three months.

               For each repurchase offer, the Fund will offer to repurchase 5% of its total outstanding shares (including all classes of shares), unless the Fund's Board of Trustees (the "Board") has approved a higher amount (but not more than 25% of total outstanding shares) for a particular repurchase offer. There is no guarantee that the Fund will offer to repurchase more than 5% of its total outstanding shares (including all classes of shares) in any repurchase offer, and there is no guarantee that you will be able to sell shares in an amount or at the time that you desire.

               The procedures that will apply to the Fund's repurchase offers are described in "PERIODIC REPURCHASE OFFERS" below.

               Proceeds from the repurchase of shares will be paid in cash (in U.S. dollars).

DESCRIPTION    Shares of each class represent proportionate interests in the
OF CAPITAL     Fund's assets. On matters that affect the Fund as a whole, each
STRUCTURE      class has the same voting and other rights and preferences as any
AND SHARES     other class. On matters that affect only one class, only
               shareholders of that class may vote. Each class votes separately on matters affecting only that class, or matters expressly required to be voted on separately by state or federal law.

INVESTMENT     The Fund's investment objective is to seek to consistently
OBJECTIVE      realize risk-adjusted appreciation in the value of its assets.

INVESTMENT     Currently, the Fund uses a US-centric equity-based long/short
STRATEGIES     investment strategy, which generally has a low correlation to the equity markets. The Adviser intends to principally invest in U.S.
               equity related securities, which include shares of U.S. listed companies and non-U.S. listed companies with substantial assets or sales in the U.S., as well as interests in any company exposed to common global drivers (collectively "U.S. Related
               Securities"). The Adviser intends to attempt to extract excess returns principally through single-security selection and secondarily by attempting to exploit systematic market volatility by taking net exposures to such market. In general, "excess returns" refer to the returns of a portfolio that exceed the returns of a benchmark (E.G., the S&P 500 Index) with a similar level of risk.

               Currently, the Adviser uses a proprietary stock selection process, which includes "bottom up" fundamental analysis as well as statistical analysis, to construct a focused portfolio. Generally, the Adviser will take long positions in those U.S. Related Securities that it expects to increase in value over a specific timeframe and take short positions in those U.S. Related Securities that it expects to decrease in value over a specific timeframe. The Adviser intends to take directional views and therefore, at times, the Fund's portfolio will have a net long or net short exposure.

               The Fund is also permitted to use additional investment strategies and invest in a broad range of securities and other instruments as further described herein and the Fund's Statement of Additional Information.

               For additional information about the Fund's investment strategies, see "INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES" below.

BORROWINGS     To the extent consistent with the requirements of the 1940 Act, the Fund may borrow from prime brokers or borrow from or obtain a line of credit from other established financial institutions in order to, among other reasons, provide the Fund with liquidity for redemptions or other cash management purposes.

RISKS THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS AN APPROPRIATE INVESTMENT ONLY FOR THOSE INVESTORS WHO CAN TOLERATE A HIGH DEGREE OF RISK AND DO NOT REQUIRE A LIQUID INVESTMENT. INVESTORS MAY LOSE SOME OR ALL OF THEIR INVESTMENT IN THE FUND. THE FUND IS NOT DESIGNED TO BE A COMPLETE INVESTMENT PROGRAM AND MAY NOT BE A SUITABLE INVESTMENT FOR ALL INVESTORS.

               INVESTMENT AND MARKET RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund represents an indirect investment in a portfolio of long and short positions in U.S. Related Securities and other investments, and the value of these investments may fluctuate. At any point in time an investment in the Fund's shares may be worth less than the original amount invested.

               The Fund's shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the FDIC, the Federal Reserve Board (the "FRB") or any other government agency.

               Except to the extent used to satisfy periodic repurchase offers, the Adviser expects to be able to fully invest net proceeds in accordance with the Fund's investment objectives and policies within three months of receipt of the proceeds. A delay in the anticipated use of proceeds could prevent the Fund from achieving its investment objectives.

               LIMITED OPERATING HISTORY RISK. The Fund has not yet commenced operations and thus has no operating history. The Fund does not have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance.

               NON-MARKETABILITY OF SHARES. The Fund's shares are not listed on any securities exchange. There is no guarantee that a secondary market for Fund shares will develop. The Fund's shares, therefore, may not be readily marketable.

               REPURCHASE OFFERS RISK. An investment in the Fund is subject to the risk that the Fund's repurchases of shares may hurt investment performance by forcing the Fund to maintain a higher percentage of its assets in liquid investments or to liquidate certain investments when it is not desirable to do so. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered shares back to the Fund.

               PROSPECTIVE INVESTORS SHOULD CAREFULLY CONSIDER THE RISKS INVOLVED IN AN INVESTMENT IN THE FUND. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN LEGAL, TAX AND FINANCIAL ADVISORS AS TO ALL OF THESE RISKS AND IN DETERMINING WHETHER AN INVESTMENT IN THE FUND IS A SUITABLE INVESTMENT.

               For additional information on these and other risks related to the Fund, see "RISKS" below and the SAI.

INVESTMENT     UBS O'Connor LLC, a limited liability company organized under the
ADVISER        laws of the State of Delaware and registered with the SEC as an investment adviser, will serve as the investment manager of the Fund and will be responsible for its investment activities. The
               Adviser is a wholly-owned subsidiary of UBS AG ("UBS") and a member of the Global Asset Management division within UBS.

DISTRIBUTOR    SEI Investments Distribution Co. (the "Distributor"), a
               corporation organized in Pennsylvania and registered as a member of the Financial Industry Regulatory Authority (FINRA), is the principal underwriter of shares of the Fund. Shares may be purchased through the Distributor or other broker- dealers who have entered into a dealer agreement with the Distributor. The
               Distributor acts as the distributor of shares for the Fund on a best efforts and agency basis (not as principal). The Distributor is not obligated to sell any specific number of shares of the Fund. The Distributor will also act as agent for the Fund in connection with repurchases of shares.

FEES AND       The Fund will pay to the Adviser a monthly fee at the annual rate
EXPENSES       of 2.00%, which will be applied to the Fund's average net assets for the month.

               Additionally, following the end of each fiscal quarter (and whenever the Fund conducts a share repurchase offer, as described herein), shareholders of the Fund also pay the Adviser an incentive fee (the "Incentive Fee") equal to 20% of the Fund's net profits, subject to reduction for losses of the Fund during the prior quarter that have not been offset by subsequent net profits. For purposes of calculating the Incentive Fee, net profits will generally be determined by calculating the amount by which the net assets of the Fund as of the end of a fiscal quarter exceeds the net assets as of the beginning of the fiscal quarter (excluding increases or decreases of net assets associated with share issuances, repurchases or dividends on fund shares or other distributions). The Incentive Fee structure presents risks that are not present in investment funds without incentive fees.

               Each initial and additional investment may be subject to a one time Placement Fee of up to 2.00%, subject to waiver or adjustment (i) for affiliates of the Adviser; (ii) for certain investors with an established business relationship with the Adviser; or [(iii) where a prospective investor is purchasing shares through the Distributor and the Distributor has agreed to waive all or a portion of such Placement Fee for such investor.] The Placement Fee will be in addition to the subscription price for shares and will not form a part of an investor's investment in the Fund. There are no Placement Fees on reinvested distributions. The Adviser or its affiliates also may pay from their own resources additional compensation to brokers or dealers, including the Distributor, in connection with the servicing of investors in Class A shares of the Fund.

               The Fund pays all other expenses incurred in the operation of the Fund. The expenses incident to the offering and issuance of shares to be issued by the Fund will be recorded as a reduction of capital of the Fund attributable to the shares.

               The Adviser and/or its affiliates have contractually agreed to reimburse the Fund's expenses in order to keep the Fund's Other Fund Operating Expenses (exclusive of interest from borrowing, brokerage commissions, legal fees in connection with due diligence on Fund portfolio transactions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding [0.65%]. This reimbursement agreement shall remain in effect until at least [o], and will continue thereafter for one year periods until terminated by the Board or terminated by the Adviser, upon thirty (30) days prior notice to the Fund, effective as of the close of business on the last day of such one year period. If, at any point, the Fund's Other Fund Operating Expenses (not including the excluded expense referenced above) are below the contractual cap, the Adviser is entitled to be reimbursed by the Fund in an amount equal to the difference between the Fund's Other Fund Operating Expenses (not including the excluded expense referenced above) and the contractual cap to recapture all or a portion of its prior expense reimbursements made during the preceding three-year period during which the expense limitation agreement was in place.

               For additional information on fees and expenses related to an investment in the Fund, see "SUMMARY OF FUND FEES AND EXPENSES" below.

DISTRIBUTIONS  The Fund expects to declare and pay dividends of net investment income annually and net realized capital gains annually. Unless shareholders specify otherwise, dividends will be reinvested in shares of the Fund.

TAX            Generally, the dividends and distributions you receive from the
CONSIDERATIONS Fund are taxable and will be reported to you and the US Internal
               Revenue Service as ordinary income, capital gains, or some combination of both, unless you are investing through a traditional tax deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

               The Fund intends to elect and to qualify each year to be treated as a regulated investment company under the provisions of Subchapter M of the US Internal Revenue Code of 1986, as amended. In order to so qualify, the Fund must meet certain requirements with respect to the sources of its income, the diversification of its assets and the distribution of its income. If the Fund qualifies as a regulated investment company, it will not be subject to federal income or excise tax on income it distributes in a timely manner to its shareholders in the form of investment company taxable income or net capital gain distributions.

               Prospective investors should consult their tax advisors as to the federal, state and local tax consequences to them of the purchase, ownership and disposition of shares.

                       SUMMARY OF FUND FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Placement Fee (as a percentage of offering price)(1)           [2.00]%

ANNUAL EXPENSES
(AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO COMMON SHARES)

Management Fees                                                        [2.00]%
Incentive Fee (2)                                           [20.00]%
Other Expenses (3)                                                     [3.80]%
     Expenses on Securities Sold Short                        1.00%
     Other Fund Operating Expenses                            2.80%
Total Annual Expenses (excluding Incentive Fee)                           [o]%
Less Expense Reimbursements                                               [o]%
Total Annual Expenses (excluding Incentive Fee) Less Expense              [o]%
Reimbursements (4)

(1) INVESTMENTS MAY BE SUBJECT TO A PLACEMENT FEE OF UP TO 2.00%, SUBJECT TO WAIVER OR ADJUSTMENT (I) FOR AFFILIATES OF THE ADVISER; (II) FOR CERTAIN INVESTORS WITH AN ESTABLISHED BUSINESS RELATIONSHIP WITH THE ADVISER; OR [(III) WHERE A PROSPECTIVE INVESTOR IS PURCHASING SHARES THROUGH THE DISTRIBUTOR AND THE DISTRIBUTOR HAS AGREED TO WAIVE ALL OR A PORTION OF SUCH PLACEMENT FEE FOR SUCH INVESTOR.] THE PLACEMENT FEE WILL BE IN ADDITION TO THE SUBSCRIPTION PRICE FOR SHARES AND WILL NOT FORM A PART OF AN INVESTOR'S INVESTMENT IN THE FUND.

(2) SHARES OF THE FUND PAY THE ADVISER A PERFORMANCE-BASED INCENTIVE FEE PROMPTLY AFTER THE END OF EACH FISCAL QUARTER OF THE FUND. THE INCENTIVE FEE IS DETERMINED AS OF THE END OF THE FISCAL QUARTER IN AN AMOUNT EQUAL TO 20% OF THE AMOUNT BY WHICH THE FUND'S NET PROFITS FOR ALL FISCAL PERIODS (AS DEFINED HEREIN) ENDING WITHIN OR COTERMINOUS WITH THE CLOSE OF SUCH FISCAL QUARTER EXCEED THE BALANCE OF THE LOSS CARRYFORWARD ACCOUNT, WITHOUT DUPLICATION FOR ANY INCENTIVE FEES PAID DURING SUCH FISCAL YEAR. THE FUND ALSO PAYS THE ADVISER THE INCENTIVE FEE IN THE EVENT A FISCAL PERIOD IS TRIGGERED IN CONNECTION WITH A SHARE REPURCHASE OFFER BY THE FUND. IN SUCH EVENT, ONLY THAT PORTION OF THE INCENTIVE FEE THAT IS PROPORTIONAL TO THE FUND'S ASSETS PAID IN RESPECT OF SUCH SHARE REPURCHASES (NOT TAKING INTO ACCOUNT ANY PROCEEDS FROM CONTEMPORANEOUS ISSUANCE OF SHARES OF THE FUND, BY REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS OR OTHERWISE) WILL BE PAID TO THE ADVISER FOR SUCH FISCAL PERIOD. FOR PURPOSES OF DETERMINING THE FUND'S NET ASSET VALUE, THE INCENTIVE FEE IS CALCULATED AND ACCRUED MONTHLY AS AN EXPENSE OF THE FUND (AS IF EACH MONTH END IS THE END OF A FISCAL
     YEAR).

(3) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE FUND'S CURRENT FISCAL YEAR AND INCLUDES INTEREST AND DIVIDENDS EXPENSES ON SECURITIES SOLD SHORT.

(4) THE ADVISER AND/OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO REIMBURSE THE FUND'S EXPENSES IN ORDER TO KEEP THE FUND'S OTHER FUND OPERATING EXPENSES (EXCLUSIVE OF INTEREST FROM BORROWING, BROKERAGE COMMISSIONS, LEGAL FEES IN CONNECTION WITH DUE DILIGENCE ON FUND PORTFOLIO TRANSACTIONS, TAXES AND OTHER EXTRAORDINARY EXPENSES NOT INCURRED IN THE ORDINARY COURSE OF THE FUND'S BUSINESS) FROM EXCEEDING [0.65%] . THIS REIMBURSEMENT AGREEMENT SHALL REMAIN IN EFFECT UNTIL AT LEAST [o], AND WILL CONTINUE THEREAFTER FOR ONE YEAR PERIODS UNTIL TERMINATED BY THE BOARD OR TERMINATED BY THE ADVISER, UPON THIRTY (30) DAYS PRIOR NOTICE TO THE FUND, EFFECTIVE AS OF THE CLOSE OF BUSINESS ON THE LAST DAY OF SUCH ONE YEAR PERIOD. IF, AT ANY POINT, THE FUND'S OTHER FUND OPERATING EXPENSES (NOT INCLUDING THE EXCLUDED EXPENSE REFERENCED ABOVE) ARE BELOW THE CONTRACTUAL CAP, THE ADVISER IS ENTITLED TO BE REIMBURSED BY THE FUND IN AN AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE FUND'S OTHER FUND OPERATING EXPENSES (NOT INCLUDING THE EXCLUDED EXPENSE REFERENCED ABOVE) AND THE CONTRACTUAL CAP TO RECAPTURE ALL OR A PORTION OF ITS PRIOR EXPENSE REIMBURSEMENTS MADE DURING THE PRECEDING THREE-YEAR PERIOD DURING WHICH THE EXPENSE LIMITATION AGREEMENT WAS IN PLACE.

The Fund pays all other expenses incurred in the operation of the Fund including, among other things, (i) expenses for legal and independent accountants' services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the custodian and transfer agent in connection with the Fund's dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for the Fund's officers and Trustees, (viii) errors and omissions insurance for the Fund's officers and Trustees, (ix) brokerage costs, (x) taxes, (xi) costs associated with the Fund's quarterly repurchase offers, (xii) servicing fees and (xiii) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The expenses incident to the offering and issuance of shares to be issued by the Fund will be recorded as a reduction of capital of the Fund attributable to the shares.

The initial operating expenses for a new fund, including start-up costs, which may be significant, may be higher than the expenses of an established fund. Costs incurred in connection with the organization of the Fund, estimated at $[XXX] will be borne by the Fund. The Fund also will pay offering costs in connection with the initial offering of the shares estimated to be $[12,880 ]. These offering expenses will be amortized over the first twelve months of the Fund's operations. For tax purposes, offering costs cannot be deducted by the Fund or the Fund's shareholders. Therefore, for tax purposes, the expenses incident to the offering and issuance of shares to be issued by the Fund will be recorded as a reduction of capital of the Fund attributable to the shares.

Offering expenses generally include, but are not limited to, the preparation, review and filing with the Securities and Exchange Commission ("SEC") of the Fund's registration statement (including this Prospectus and the Statement of Additional Information), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus, SAI and/or marketing materials, associated filing fees, and legal and accounting fees associated with the offering.

The purpose of the above table is to assist an investor in understanding the fees and expenses that an investor in the Fund will bear directly or indirectly.

EXAMPLE

This example is based on the expenses set forth in the table and should not be considered a representation of the Fund's future expenses. Actual expenses of the Fund may be higher or lower than those shown.

-------------------------------------------------------------------------------------------------------
EXAMPLE                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000         $[o]         $[o]        $[o]          $[o]
investment, assuming a 5% annual return (without a
repurchase at end of the period)
-------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000         $[o]         $[o]        $[o]          $[o]
investment, assuming a 5% annual return (with a
repurchase at end of the period)
-------------------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

The Fund is new and does not have an operating history. Information, when available, will be included in the Fund's first annual or semi-annual report to shareholders.

                                    THE FUND

The Fund is a newly organized, continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on February 4, 2014 and has no operating history. The Fund's principal office is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, and its telephone number is 1-800-[o].

                                USE OF PROCEEDS

Pending the termination of the initial offering period and the closing of any monthly offering, funds received from prospective investors will be placed in a non-interest-bearing escrow account with [o], the Fund's escrow agent. On the date of termination of the initial offering period or any monthly closing, the balance in the escrow account with respect to each investor whose investment is accepted will be invested in the Fund on behalf of such investor. The Adviser will invest the net proceeds of such offerings of shares in accordance with the Fund's investment objective and investment policies. Except to the extent used to satisfy periodic repurchase offers, the Adviser expects to be able to fully invest net proceeds in accordance with the Fund's investment objective and investment policies within three months of receipt of the proceeds. A delay in the anticipated use of proceeds could prevent the Fund from achieving its investment objective.

                 INVESTMENT OBJECTIVE, STRATEGIES AND POLICIES

INVESTMENT OBJECTIVE

The Fund's investment objective is to seek to consistently realize risk-adjusted appreciation in the value of its assets.

CHANGE IN INVESTMENT OBJECTIVE. The Fund's investment objective is not fundamental and may be changed by the Board without shareholder approval upon thirty (30) calendar days' prior written notice to shareholders.

INVESTMENT STRATEGIES

Currently, the Fund uses a US-centric equity-based long/short investment strategy, which generally has a low correlation to the equity markets. In seeking to achieve the Fund's investment objective, the Adviser intends to principally invest in U.S. equity related securities, which include shares of U.S. listed companies and non-U.S. listed companies with substantial assets or sales in the U.S., as well as interests in any company exposed to common global drivers (collectively "U.S. Related Securities"). The Adviser intends to attempt to extract excess returns principally through single-security selection and secondarily by attempting to exploit systematic market volatility by taking net exposures to such market. In general, "excess returns" refer to the returns of a portfolio that exceed the returns of a benchmark (E.G., the S&P 500 Index) with a similar level of risk.

Currently, the Adviser uses a proprietary stock selection process, which includes "bottom-up" fundamental analysis as well as statistical analysis, to construct a focused portfolio. Generally, the Adviser will take long positions in those U.S. Related Securities that it expects to increase in value over a specific timeframe and take short positions in those U.S. Related Securities that it expects to decrease in value over a specific timeframe. The Adviser intends to take directional views and therefore, at times, the Fund's portfolio will have a net long or net short exposure. To attempt to extract excess returns from systematic volatility, the Adviser may invest in equity index futures, exchange-traded funds ("ETFs") and/or other instruments. From time to time, the Adviser may use options to attempt to reduce the volatility of the Fund's portfolio and for tail risk management.

In addition, the Fund is permitted to invest in the broadest range of securities, commodities and other instruments permissible under the 1940 Act (collectively, "FINANCIAL INSTRUMENTS"). Investments in Financial Instruments may be made both on exchanges and over-the-counter, and through private placements. The Fund may hold both long and short positions in such Financial Instruments. While the Fund intends to pursue a fundamental equity-based long/short investment strategy, the Fund may consider pursuing other investment strategies it considers appropriate and in the best interests of the Fund, and may invest in other investment vehicles.

Subject to the limitations of the 1940 Act, the Fund may employ leverage, which varies from time to time. Leverage may be achieved through, among other methods, borrowing, purchasing Financial Instruments on margin and investing in derivative instruments that are inherently leveraged, such as options, futures, forward contracts, repurchase and reverse repurchase agreements and swaps.

The Fund may invest excess cash balances in short-term investments deemed appropriate by the Adviser.

INVESTMENT PROCESS

EXCESS RETURN EXTRACTION THROUGH SINGLE-SECURITY SELECTION. The Adviser utilizes a proprietary stock selection process to identify U.S. Related Securities and will construct a portfolio after validating such securities in three consecutive, interrelated categories: Fundamental, Market and Statistical. The Adviser intends to use this process as the primary portfolio construction tool of the Fund. Through this process the Adviser seeks to identify the appropriate entry and exit points of each U.S. Related Securities and attempts to capture excess returns:

          [] Fundamental -- First, the Adviser engages in rigorous "bottom -up" analysis seeking to establish disproportionately wide gaps between a security's current market price and its intrinsic value. This is achieved by utilizing both relative and absolute metrics to determine a view on a selected security's intrinsic value. The Adviser will also use detailed modeling analysis to quantify its contention with the market's view.

          [] Market -- Next, the Adviser will use macroeconomic and micro data points (e.g., catalysts, corporate activity, merger and acquisition) to inform the timing of the addition or deletion of a security to the portfolio. This analysis helps establish the relevance of the investment thesis in the prevailing market environment. Additionally, staying close to market information enables the Adviser to be responsive to new opportunities and threats.

          [] Statistical -- Finally, the Adviser seeks to identify the hidden or unintended consequences of adding a security to the overall portfolio. Because it is expected that the Fund will hold a relatively small number of securities, the Adviser studies the correlation among the different positions and assesses the likelihood that the addition of the security will magnify or mitigate the existing thematic or factor exposures in the portfolio. Regular analysis is performed on the security's profitability and the underlying exposures in the portfolio.

EXCESS RETURN EXTRACTION BY EXPLOITING SYSTEMATIC VOLATILITY. The Adviser may exploit the systematic volatility in the markets through well-timed net exposures to such markets. This process is largely informed by a dashboard of inputs, such as: normalized and current valuation analysis; profit cycle analysis; economic cycle analysis; sentiment indicators; fund flows; technical analysis and global macro analysis. These inputs are designed to be independent of the drivers that govern the exposures created through the single-security selection process, described above. Net exposures are typically expressed through the purchase or sale of futures on market indices and ETFs.

THE FUND'S INVESTMENT ACTIVITIES WILL NOT BE LIMITED TO THE INVESTMENT STRATEGIES, TRADING STRATEGIES OR FINANCIAL INSTRUMENTS DISCUSSED ABOVE. THERE IS NO ASSURANCE THAT ANY OF THE INVESTMENT STRATEGIES, TRADING STRATEGIES OR FINANCIAL INSTRUMENTS LISTED ABOVE WILL BE INCLUDED IN OR WILL REMAIN A COMPONENT OF THE FUND'S OVERALL INVESTMENT PROGRAM. (SEE "RISK FACTORS.")

The SAI contains a list of the fundamental and non-fundamental investment policies of the Fund under the heading "INVESTMENT LIMITATIONS."

                                     RISKS

THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS AN APPROPRIATE INVESTMENT ONLY FOR THOSE INVESTORS WHO CAN TOLERATE A HIGH DEGREE OF RISK AND DO NOT REQUIRE A LIQUID INVESTMENT. INVESTORS MAY LOSE SOME OR ALL OF THEIR INVESTMENT IN THE FUND. THE FUND IS NOT DESIGNED TO BE A COMPLETE INVESTMENT PROGRAM AND MAY NOT BE A SUITABLE INVESTMENT FOR ALL INVESTORS. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN LEGAL, TAX AND FINANCIAL ADVISORS AS TO ALL OF THESE RISKS AND IN DETERMINING WHETHER AN INVESTMENT IN THE FUND IS A SUITABLE INVESTMENT.

RISKS RELATING TO THE OPERATIONS AND STRUCTURE OF THE FUND

          LIMITED OR NO OPERATING HISTORY. The Fund has not yet commenced operations and thus has no operating history. The Fund does not have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance. [Officers and employees of the Adviser have been using the core strategies described herein in connection with proprietary trading on behalf of UBS and in private investment funds for several years. However, the past performance of these officers and employees is not an indication of future success of the Fund.]

          PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investors and prospective investors are cautioned that the past performance of the Adviser is not indicative of the future results of the Fund.

          LIMITED LIQUIDITY. The Fund's shares are not listed on any securities exchange. There is no guarantee that a secondary market for Fund shares will develop. The Fund's shares, therefore, may not be readily marketable. Even if any such market were to develop, closed-end fund shares may trade at a discount from NAV, which creates a risk of loss for investors purchasing shares in the initial offering period.

          BORROWING FOR OPERATIONS. The Fund has the authority to borrow money for, among other reasons, cash management purposes, to obtain leverage and to meet redemptions that would otherwise result in the premature liquidation of its investments, subject to the limitations of the 1940 Act. The use of short-term borrowing creates several additional risks. If the Fund is unable to service the debt, a secured lender could liquidate the Fund's position in some or all of the Financial Instruments that have been pledged as collateral and cause the Fund to incur significant losses. The occurrence of defaults may trigger cross-defaults under the Fund's agreements with other brokers, lenders, clearing firms or other counterparties, creating or increasing a material adverse effect on the performance of the Fund.

          IN-KIND DISTRIBUTIONS. The Fund expects to distribute cash to a shareholder upon a redemption of shares. However, there can be no assurance that the Fund will have sufficient cash to satisfy redemption requests or that the Fund will be able to liquidate investments at the time of such redemption requests at favorable prices. Under the foregoing circumstances, and under other circumstances deemed appropriate by the Fund, a shareholder may receive in-kind distributions from the Fund. Notwithstanding the foregoing, with respect to its quarterly repurchase offers, the Fund will repurchase its shares in cash.

RISKS RELATING TO THE ADVISER AND OTHER SERVICE PROVIDERS

          DEPENDENCE ON THE ADVISER. The success of the Fund is significantly dependent upon the ability of the Adviser to develop and use investment techniques that effectively implement the Fund's investment strategies and thereby achieve the Fund's investment objectives. Subjective decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it would otherwise have capitalized.

          INCENTIVE COMPENSATION TO ADVISER. The Adviser receives compensation based upon the appreciation of the Fund's assets. This performance compensation arrangement may create an incentive for the Adviser to make investments that are riskier or more speculative than would be the case if such compensation was not paid.

RISKS RELATING TO THE INVESTMENT STRATEGIES OF THE FUND

          FUNDAMENTAL ARBITRAGE. The identification of investment opportunities in undervalued and overvalued securities is a difficult task, and there are no assurances that such opportunities will be successfully recognized or acquired. While investments in undervalued and overvalued securities offer opportunities for high or above market capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

          DIRECTIONAL TRADING. Certain of the positions taken by the Adviser are designed to profit from forecasting absolute price movements in a particular instrument. Predicting future prices is inherently uncertain and the losses incurred, if the market moves against a position, will often not be hedged. The speculative aspect of attempting to predict absolute price movements is generally perceived to exceed that involved in attempting to predict relative price fluctuations.

          SECURITIES BELIEVED TO BE UNDERVALUED OR INCORRECTLY VALUED. Securities that the Adviser believes are fundamentally undervalued or incorrectly valued may not ultimately be valued in the capital markets at prices and/or within the time frame the Adviser anticipates. As a result, the Fund may lose all or substantially all of its investment in any particular instance.

          MODEL RISK. The Adviser will use financial models in implementing the Fund's investment strategy. The success of the Fund's investment strategy is heavily dependent on the financial models used by the Adviser in attempting to accurately project a company's earnings, which will then form the basis of the Adviser's portfolio decisions. Financial models that have been formulated on the basis of past market data may not be predictive of future price movements. Financial models may not be reliable if unusual events specific to particular corporations, or major events external to the operations of markets, cause extreme market moves that are inconsistent with the historic correlation and volatility structure of the market. Financial models also may have hidden biases or exposure to broad structural or sentiment shifts. As market dynamics shift over time, a previously highly successful model could become outdated or inaccurate, perhaps without the Adviser recognizing that fact before substantial losses are incurred. There can be no assurance that the Adviser will be successful in developing and maintaining effective financial models.

          DISCRETIONARY TRADING STRATEGIES. The Adviser's trading decisions do not adhere rigidly to any particular trading formula or system, but rather are discretionary and based on the knowledge, judgment and fundamental views developed by its traders. There can be no assurance that the Adviser's trading methods and strategies and its trading decisions for the Fund will be successful under all or any market conditions.

          RELATIVE VALUE. The success of the Fund's relative value investment strategy depends on the Adviser's ability to identify and exploit perceived inefficiencies in the pricing of securities, financial products, or markets. Identification and exploitation of such discrepancies involve uncertainty. There can be no assurance that the Adviser will be able to locate investment opportunities or exploit pricing inefficiencies in the securities markets. A reduction in the pricing inefficiency of the markets in which the Adviser seeks to invest will reduce the scope for the Fund's investment strategies. In the event that the perceived mispricings underlying the Fund's positions were to fail to converge toward, or were to diverge further from, relationships expected by the Adviser, the Fund may incur losses. The Fund's relative value investment strategy may result in high portfolio turnover and, consequently, high transaction costs. In addition, the Fund's relative value strategy is designed to be uncorrelated with respect to the movements in equity markets and risk-free interest rates. Depending upon the investment strategies employed and market conditions, unforeseen events involving such matters as political crises, or changes in currency exchange rates or interest rates, forced redemptions of securities, or general lack of market liquidity may have a material adverse effect on the Fund. Moreover, there can be no assurance, particularly during periods of market disruption and stress when the risk control benefits of low correlation with traditional benchmarks may be most important, that the performance of the Fund will, in fact, exhibit low correlation with traditional benchmarks or will not be closely correlated with such benchmarks.

RISKS RELATING TO THE INVESTMENT TECHNIQUES OF THE FUND

          NON-DIVERSIFICATION. The Fund is classified as "non-diversified" under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a ''diversified'' fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

          LEVERAGE RELATED TO INVESTMENTS. Consistent with the requirements of the 1940 Act, the Fund may obtain leverage by, among other methods, borrowing, purchasing securities on margin and purchasing or entering into derivative instruments that are inherently leveraged, such as options, futures, forward contracts, repurchase and reverse repurchase agreements and swaps. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing.

          Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders (including affiliates of the Fund as permitted by applicable law) will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value, or should brokers increase their maintenance margin requirements (I.E., reduce the percentage of a position that can be financed), the Fund could be subject to a "margin call," pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

          SHORT SELLING. Short selling involves selling securities which may or may not be owned by the Fund and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows the investor to profit from a decline in the price of a particular security to the extent that such decline exceeds the transaction costs and the costs of borrowing the securities. A short sale creates the risk of an unlimited loss, as the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the Fund will be able to maintain the ability to borrow securities sold short. In such cases, the Fund could be "bought in" (I.E., forced to repurchase securities in the open market in order to return them to the lender). In addition, there can be no assurance that the securities necessary to cover a short position will be available for purchase. In fact, purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.

          From time to time, various regulatory authorities have imposed "short-selling bans" in selected securities (often, however, a wide population of securities), making it difficult if not impossible to continue to implement certain long-short (as well as other) equity strategies. The SEC has recently adopted a new "uptick rule" -- generally prohibiting short sales unless the last recorded sale price of a stock was higher than the previous transaction. Over time, the "uptick rule" could materially increase the Fund's transaction costs by requiring the Adviser to delay executing certain short sales (as well as to execute them at higher prices than would otherwise be the case), and in certain circumstances could prevent the Fund from acquiring a short position which the Adviser would otherwise have acquired for it.

          HEDGING TRANSACTIONS. The Fund may utilize a variety of Financial Instruments, such as options, swaps, caps and floors, as well as futures and forward contracts and similar derivatives for hedging purposes. While the Fund may enter into hedging transactions to seek to reduce risk, such transactions may not be fully effective in mitigating the risks in all market environments, all types of undesired risk, or unidentified or unanticipated risks, which may result in losses to the Fund. Thus, such hedging transactions may result in a poorer overall performance than if the Fund had not engaged in such hedging transactions. Furthermore, hedging techniques involve one or more of the following risks: (i) imperfect correlation between the performance and value of the Financial Instrument and the value of the Fund securities or other objective of the Adviser; (ii) possible lack of a secondary market for closing out a position in such Financial Instrument; (iii) losses resulting from interest rate, spread or other market movements not anticipated by the Adviser; (iv) the possible obligation to meet additional margin or other payment requirements, all of which could worsen the Fund's position; and (v) default or refusal to perform on the part of the counterparty with which the Fund trades. Additionally, to the extent that any hedging strategy involves the use of OTC derivatives transactions, such a strategy would be affected by implementation of the various regulations adopted pursuant to the recently enacted Dodd-Frank Wall Street Reform and Consumer Protection Act (the "DODD-FRANK Act"). The Adviser may determine not to hedge against, or may not anticipate, certain risks. The Fund may also be exposed to certain risks that cannot be hedged.

          SHORT-TERM MARKET CONSIDERATIONS. The Adviser's trading decisions may be made on the basis of short-term market considerations. Therefore, the portfolio turnover rate could result in significant trading-related expenses.

          COUNTERPARTY RISK. Some of the markets in which the Fund may effect its transactions are OTC or "interdealer" markets. The participants in such markets, including prime brokers, are typically not subject to independent credit ratings and regulatory oversight as are members of "exchange-based" markets. To the extent the Fund invests in swaps, derivative or synthetic instruments, or other transactions on these markets, the Fund may take a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. This will expose the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not BONA FIDE) or because of a credit or liquidity problem. The Fund will not be restricted from dealing with any particular counterparty or from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent credit ratings on such counterparties' financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses to the Fund.

          ILLIQUID SECURITIES. The Fund may invest in illiquid securities. The Fund may invest in structured products, derivatives and other types of unregistered securities, which are generally not publicly traded. Such non-publicly traded Financial Instruments may not be readily disposable, and in some cases, there may be contractual prohibitions on disposing of such Financial Instruments for a specified period of time. Accordingly, the Fund may be forced to sell its more liquid positions at a disadvantageous time, resulting in a greater percentage of the portfolio consisting of illiquid Financial Instruments. In addition, the market prices, if any, for such illiquid Financial Instruments tend to be volatile, and certain Financial Instruments may not be able to be sold when the Adviser desires or, in the event of a sale, the Adviser may not be able to realize what it perceives to be the fair value of such Financial Instruments. The sale of illiquid securities also often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Furthermore, there may be limited information available about the assets of such issuers of the Financial Instruments which may make valuation of such Financial Instruments difficult or uncertain. Even those markets which the Adviser expects to be liquid can experience periods, possibly extended periods, of illiquidity.

RISKS RELATING TO THE FINANCIAL INSTRUMENTS OF THE FUND

          EQUITY SECURITIES. The Fund may invest in equity securities and equity derivatives. The value of these Financial Instruments generally will vary with the performance of the issuer and movements in the equity markets. As a result, the Fund may suffer losses if it invests in equity instruments of issuers whose performance diverges from the Adviser's expectations or if equity markets generally move in a single direction and the Fund has not hedged against such a general move. The Fund also may be exposed to risks that issuers will not fulfill contractual obligations, such as, in the case of convertible securities or private placements, delivering marketable common stock upon conversions of convertible securities and registering restricted securities for public resale.

          FIXED INCOME SECURITIES. The Fund may invest in bonds or other fixed income securities, including, without limitation, "higher yielding" (including non-investment grade) debt securities. Higher-yielding debt securities are generally more volatile than, and may be subordinated to, certain other outstanding securities and obligations of the issuer which may be secured by substantially all of the issuer's assets. The lower rating of debt obligations in the higher-yielding sector reflects a greater probability that adverse changes in the financial condition of the issuer or in general economic conditions or both may impair the ability of the issuer to make payments of principal and interest on such securities. Non-investment grade debt securities may not be protected by financial covenants or limitations on additional indebtedness. In addition, evaluating credit risk for debt securities involves uncertainty and the market for credit spreads is often inefficient and illiquid, making it difficult to accurately calculate discounting spreads for valuing financial instruments. In general, an economic recession could severely disrupt the market for debt securities, have a material adverse effect on the value of such securities and increase the incidence of default for such securities.

          CONVERTIBLE SECURITIES. Convertible securities are stocks or other securities that may be converted into, or exchanged for, a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Typically, the market value of a convertible security performs like that of a debt security. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party. Any of these actions could have a material adverse effect on the Fund's performance. Convertible securities are also subject to liquidity risk based on market conditions.

          EXCHANGE TRADED FUNDS (ETFS). Subject to the limitations of the 1940 Act, the Fund may invest in ETFs, which are shares of publicly-traded unit investment trusts, open-end funds, or depository receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector, or international. However, ETF shareholders are generally subject to the same risk as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including, without limitation, the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track, and the risk of trading in an ETF halting due to market conditions or other reasons, based on the policies of the exchange upon which the ETF trades. In addition, the Fund may bear, along with other shareholders of an ETF, its PRO RATA portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (E.G., Management Fee, Inventive Fee and operating expenses), shareholders may also indirectly bear similar expenses of an ETF, which may have a material adverse effect on the performance of the Fund.

          DERIVATIVE INSTRUMENTS GENERALLY. The Fund may enter into swaps and other derivative instruments, such as credit derivatives. Certain swaps, options and other derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk, and operations risk. In addition, the Fund may, in the future, take advantage of opportunities with respect to certain other derivative instruments that are not presently contemplated for use or that are currently not available. Special risks may apply in the future that cannot be determined at this time. The regulatory and tax environment for derivative instruments in which the Fund may participate is evolving and changes in the regulation (including pursuant to the Dodd-Frank
Act) or taxation of such Financial Instruments may have a material adverse effect on the Fund.

          The Fund's investments in OTC derivatives are subject to greater risk of counterparty default and less liquidity than exchange-traded derivatives, although exchange-traded derivatives are subject to risk of failure of the exchange on which they are traded and the clearinghouse through which they are guaranteed. There was substantial disruption in the derivatives markets related to the 2008 bankruptcy of Lehman Brothers Holdings, Inc. and the administration of Lehman Brothers International (Europe) Limited and uncertainty relating to the U.S. government bailout of American International Group, Inc. and emergency short sales rules imposed in a number of jurisdictions. Disruptions and uncertainty can cause substantial losses if transactions are prematurely terminated, especially due to default when payment may be delayed or completely lost.

          OPTIONS. The seller (writer) of a call option which is covered (I.E., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically-unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire investment in the call option.

          The seller (writer) of a put option which is covered (I.E., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment in the put option.

          In the case of stock index options, successful use by the Fund of options on stock indices will be subject to the Adviser's ability to correctly predict movements in the direction of the stock market generally or of particular industries or market segments. This requires different skills and techniques than predicting changes in the price of individual stocks.

          When the Fund purchases an option on a futures contract in the United States, there is no margin requirement because the option premium is paid for in full. The premiums for certain options traded on foreign exchanges may be paid for on margin. When the Fund sells an option on a futures contract, it may be required to deposit margin in an amount that may be determined by the margin requirement established for the futures contract underlying the option and, in addition, an amount substantially equal to the current premium for the option. The margin requirements imposed on the writing of options, although adjusted to reflect the probability that out-of-the-money options will not be exercised, can in fact be higher than those imposed in dealing in the futures markets directly. Whether any margin deposit will be required for OTC options (and other OTC instruments, such as equity or currency forwards, swaps and certain other derivative instruments), will depend on the credit determinations and specific agreements of the parties to the transaction, which are individually negotiated.

          COMMODITY FUTURES CONTRACTS. The value of futures depends upon the price of the instruments, such as commodities, underlying them. The prices of futures are highly volatile, and price movements of futures contracts can be influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, as well as national and international political and economic events and policies. In addition, futures positions may be illiquid because certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limits. Once the price of a particular futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. This could prevent the Fund from promptly liquidating unfavorable positions and subject the Fund to substantial losses or from entering into desired trades. Also, low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. In extraordinary circumstances, a futures exchange or the U.S. Commodity Futures Trading Commission (the "CFTC") could suspend trading in a particular futures contract, or order liquidation or settlement of all open positions in such contract. Investments in futures also are subject to the risk of the failure of any of the exchanges on which the Fund's positions trade or of its clearinghouses or counterparties.

          In the futures markets, margin deposits are typically low relative to the value of the futures contracts purchased or sold. In the forward, currency and certain other derivative markets, margin deposits may be even lower or may not be required at all. Such low margin deposits are indicative of the fact that any commodity futures contract trading typically is accompanied by a high degree of leverage. Low margin deposits mean that a relatively small price movement in a futures contract may result in immediate and substantial losses to the investor. For example, if at the time of purchase 5% of the price of a futures contract is deposited as margin, a 5% decrease in the price of the futures contract would, if the contract is then closed out, result in a total loss of the margin deposit before any deduction for the brokerage commission. Thus, like other leveraged investments, any purchase or sale of a commodity contract may result in losses in excess of the amount invested.

          In the case of stock index futures contracts, the price of stock index futures contracts may not correlate perfectly with the movement in the underlying stock index because of certain market distortions. Thus, successful use of stock index futures contracts by the Fund is subject to the Adviser's ability to correctly predict movements in the direction of the market.

          FORWARD CONTRACTS. The Fund may enter into forward contracts and options thereon which are not traded on exchanges and are not standardized. Instead, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Neither the CFTC nor any banking authority currently regulates trading in forward contracts, although they may in the future become subject to regulation under the Dodd-Frank Act, a development which may entail increased costs and result in burdensome reporting requirements. There is currently no limitation on daily price movements of forward contracts and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade, and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities, or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in forward markets due to unusually high trading volume, political intervention, or other factors. The imposition of controls by governmental authorities or the implementation of regulations pursuant to the Dodd-Frank Act might also limit such forward (and futures) trading to less than that which the Adviser would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in significant losses to the Fund.

          SWAP AGREEMENTS GENERALLY. The Fund may enter into swap agreements and similar derivative transactions. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to equity securities, long-term or short-term interest rates, foreign currency values, corporate borrowing rates or other factors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's portfolio. The most significant factors in the performance of swap agreements is the change in the individual equity values, the specific interest rate, the currency value and other factors that determine the amounts of payments due to the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. Swap agreements and similar derivative transactions are not currently traded on exchanges; rather, banks and dealers act as principals in these markets. As a result, the Fund is subject to the risk of the inability or refusal to perform with respect to such contracts on the part of the counterparties with which the Fund trades. In addition, if a counterparty's creditworthiness declines, the value of swap agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund. Speculative position limits are not currently applicable to swap transactions, although the counterparties with which the Fund deals may limit the size or duration of positions available to the Fund as a consequence of credit considerations. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. The recently enacted Dodd-Frank Act includes provisions that comprehensively regulate the OTC derivatives markets for the first time. While the Dodd-Frank Act is intended in part to reduce certain of the risks described above, its success in this respect may not be evident for some time after the Dodd-Frank Act is fully implemented, a process that may take several years.

          CREDIT DEFAULT SWAPS. The Fund may invest in credit default swaps. Credit default swaps can be used to implement the Adviser's view that a particular credit, or group of credits, will experience credit improvement or deterioration. In the case of expected credit improvement, the Fund may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Fund to make payments upon the occurrence of a credit event creates leveraged exposure to the credit risk of the referenced entity. The Fund may also buy credit default protection with respect to a referenced entity if, in the judgment of the Adviser, there is a high likelihood of credit deterioration. In such instance, the Fund will pay a premium regardless of whether there is a credit event. The credit default swap market in high-yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment-grade securities, creating the risk that the newer markets will be less liquid, and making it potentially more difficult to exit or enter into a particular transaction.

          DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are dollar-denominated depositary receipts typically issued by a U.S. financial institution that evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. Global Depositary Receipts (GDRs) are similar to ADRs but represent shares of foreign-based corporations generally issued by international banks in one or more markets around the world. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities, which are described below. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading markets and GDRs, many of which represent shares issued by companies in emerging markets, may be more volatile. Depositary receipts may be sponsored or unsponsored. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers, and there may not be a correlation between such information and the market value of the depositary receipts.

          NON-U.S. INVESTMENTS. The Fund may invest a portion of its portfolio in the Financial Instruments of non-U.S. companies and foreign countries. In addition to business uncertainties, such investments may be negatively affected by the social, political and economic uncertainty affecting a country or region. Many financial markets are not as developed or as efficient as those in the U.S. and, as a result, liquidity may be reduced and price volatility may be higher. The legal and regulatory environment may also be different, particularly as to bankruptcy and reorganization. There may be less publicly available information in respect of such non-U.S. companies and foreign countries, and financial accounting standards and practices may differ. The Fund may be subject to additional risks, which include possible materially adverse political and economic developments, possible seizure or nationalization of non-U.S. deposits, and possible changes to governmental restrictions. Furthermore, some of the Financial Instruments may be subject to brokerage taxes levied by governments, which has the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such Financial Instruments at the time of sale. Income received by the Fund from sources within some countries may be reduced by withholding and other taxes imposed by such countries. Any such taxes paid by the Fund could substantially reduce the net income or return from such investments. The Fund may also invest a portion of its portfolio in emerging market countries, which are subject to the same risks discussed herein, often at magnified levels, and additional risks and special considerations that are typically associated with investing in underdeveloped economies or markets. Such additional risks include, without limitation, greater risk of inflation, greater volatility in currency exchange rates, greater likelihood of governmental involvement in and control over the economy and less developed corporate laws regarding fiduciary duties of officers and directors and the protection of shareholders.

THE FOREGOING LIST OF RISK FACTORS DOES NOT PURPORT TO BE A COMPLETE ENUMERATION OR EXPLANATION OF THE RISKS INVOLVED IN AN INVESTMENT IN THE FUND. PROSPECTIVE INVESTORS SHOULD READ THIS PROSPECTUS AND THE SAI IN THEIR ENTIRETY, AND CONSULT WITH THEIR OWN ADVISORS BEFORE DECIDING WHETHER TO INVEST IN THE FUND. IN ADDITION, AS THE FUND'S INVESTMENT PROGRAM DEVELOPS AND CHANGES OVER TIME, AN INVESTMENT IN THE FUND MAY BE SUBJECT TO ADDITIONAL AND DIFFERENT RISK FACTORS NOT DISCUSSED HEREIN.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Board is responsible for the overall management of the Fund, including the supervision of the duties performed by the Adviser. The Board is comprised of [xxxx] Trustees, [xxxx] of whom are not "interested persons" of the Fund, as that term is defined by the 1940 Act. The Trustees are responsible for the Fund's overall management, including adopting the investment and other policies of the Fund, electing officers of the Fund and selecting and supervising the Adviser. The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "TRUSTEES AND OFFICERS OF THE FUND" in the SAI.

INVESTMENT ADVISER

UBS O'Connor LLC, a limited liability company organized under the laws of the State of Delaware and registered with the SEC as an investment adviser, will serve as the investment manager of the Fund and will be responsible for its investment activities. The Adviser is a wholly-owned subsidiary of UBS AG ("UBS") and a member of the Global Asset Management division within UBS.

With respect to the Fund, the Adviser has claimed an exclusion from the definition of "commodity pool operator" ("CPO") under the Commodity Exchange Act ("CEA") and the rules of the Commodity Futures

Trading Commission ("CFTC") and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the investment manager is relying upon a related exclusion from the definition of "commodity trading advisor" ("CTA") under the CEA and the rules of the CFTC. Additional information regarding the Adviser's status as a CPO with respect to the Fund is included in the SAI.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities. For its advisory services to the Fund, the Adviser is entitled to a fee, which is calculated and paid monthly, at an annual rate of 2.00% of the average net assets of the Fund.

Additionally, following the end of each fiscal quarter (and whenever the Fund conducts a share repurchase offer, as described herein), shareholders of the Fund also pay the Adviser an incentive fee (the "Incentive Fee") equal to 20% of the Fund's net profits, subject to reduction for losses of the Fund during the prior quarter that have not been offset by subsequent net profits. For purposes of calculating the Incentive Fee, net profits will generally be determined by calculating the amount by which the net assets of the Fund as of the end of a fiscal quarter exceeds the net assets as of the beginning of the fiscal quarter (excluding increases or decreases of net assets associated with share issuances, repurchases or dividends or other distributions). The Incentive Fee structure presents risks that are not present in investment funds without incentive fees. For purposes of determining the Fund's net asset value, the Incentive Fee is calculated and accrued monthly as an expense of the Fund (as if each month is the end of a fiscal year).

The Adviser may use certain personnel of one or more of its UBS affiliates to provide investment advice to the Fund. The Fund will not directly compensate any such affiliated service provider and such compensation, if any, would be paid by the Adviser. The Investment Advisory Agreement authorizes the Adviser to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities. Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with the Fund's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement with the Adviser will be available in the Fund's next annual or semi-annual report to shareholders.

PORTFOLIO MANAGER

Barry Gill serves as the portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio.

BARRY GILL. Mr. Gill is a Managing Director and Senior Portfolio Manager of the long/short equity strategy primarily focusing on US equities of the Adviser, based in New York. Mr. Gill is responsible for all aspects of portfolio management at the Adviser. Prior to assuming his current role, he was head of the Fundamental Investment Group (Americas) for 5 years within UBS Investment Bank, investing and trading the firm's principal capital. Previously, he ran the equity long/short portfolio for 7 years. Mr. Gill moved to the U.S. in 2000 from London to help rebuild the proprietary trading effort within the equities group following the creation of O'Connor, and subsequent move of most of the legacy proprietary traders to that unit. In his 5 years in London at SBC and UBS he was co-head of Pan-European Sector Trading, a proprietary book, and co-head of European Risk Program Trading for 2 years, preceded by 2 years as the head of the French trading book. He joined SBC's European derivatives desk as a graduate trainee in 1995. Mr. Gill holds a B.Commerce (Intl) w/ German from University College Dublin.

The Fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of Fund shares.

The Adviser is dependent upon the experience and expertise of its portfolio manager to provide services with respect to the Fund's investments. If the Adviser were to lose the services of this individual, its ability to service the Fund could be adversely affected. The Adviser has informed the Fund that the portfolio manager is actively involved in other investment activities not concerning the Fund and will not be able to devote all of his time to the Fund's business and affairs.

POTENTIAL CONFLICTS OF INTEREST

The Adviser and the portfolio manager will be subject to certain conflicts of interest in their management of the Fund. These conflicts will arise primarily from the involvement of the Adviser and the portfolio manager in other activities, including the management of similar pooled investment vehicles, that may conflict with those of the Fund.

The Adviser believes that the portfolio manager has sufficient time and resources to discharge his responsibilities to the Fund. However, conflicts of interest may arise in allocating time, services or functions between the Fund and other entities or businesses to which the portfolio manager provides services. The portfolio manager will devote such time to the Fund as he believes is reasonably necessary to the conduct of the business of the Fund and its respective investments.

In the ordinary course of his business activities, the portfolio manager may engage in activities where the interests of the Fund and its shareholders conflict with the interest of other entities or businesses to which the portfolio manager provides services. Other present and future activities of the portfolio manager or such entities or businesses may give rise to additional conflicts of interest. In the event that a conflict of interest arises, the portfolio manager will attempt to resolve such conflicts in a fair and equitable manner and in accordance with the requirements and limitations of the 1940 Act.

                               SERVICE PROVIDERS

ADMINISTRATOR AND FUND ACCOUNTANT

SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust with its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as administrator and fund accountant of the Fund. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other investment companies.

Under an Administration Agreement with the Fund ("Administration Agreement"), the Administrator is responsible for managing the business affairs of the Fund, subject to the supervision of the Board, and receives an administration fee computed at an annual rate based on the Fund's average monthly gross assets. The Administrator's administrative services include the provision of regulatory reporting and all necessary office space, equipment, personnel and facilities and other administrative services necessary to conduct the Fund's business. As fund accountant, the Administrator provides accounting and bookkeeping services for the Fund, including the calculation of the Fund's NAV.

TRANSFER AGENT

Atlantic Fund Services, LLC, [INSERT ADDRESS] (the "Transfer Agent"), serves as the Fund's transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust. [The Transfer Agent also serves as the shareholder servicing agent for the Funds whereby the Transfer Agent provides certain shareholder services to the Funds.]

CUSTODIAN AND ESCROW AGENT

Citibank, N.A. serves as the custodian and escrow agent for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Fund. Bingham McCutchen LLP serves as legal counsel to the Independent Trustees.

CONTROL PERSONS

As of the date of this prospectus, the Fund could be deemed to be under the control of the Adviser, which has voting authority with respect to 100% of the value of the outstanding interests on the Fund on such date. However, it is expected that once the Fund commences operations and its shares are sold to the public that the Adviser's control will be diluted until such time as the Fund is controlled by its unaffiliated shareholders.

                     THE OFFERING AND PLAN OF DISTRIBUTION

THE OFFERING

The Fund's shares are only being offered to US and non-US investors who meet the definition of "qualified clients" under Rule 205-3 under the Investment Advisers Act of 1940 and related guidance provided by the SEC or its Staff. Shares are being offered during an initial offering period that is expected to terminate on or about [o], 2014 or such earlier or later date as the Adviser may determine in its discretion. Shares will be offered during the initial offering period at the offering price, which is $1,000.00 per share plus the Placement Fee. After the initial offering, shares are expected to be offered on a continuous basis monthly thereafter (generally as of the first business day of each month) at NAV per share plus the Placement Fee and may be purchased on the first business day of any month, or at such other times as the Fund may determine. During any continuous offering, shares may be purchased through the Distributor or selected broker-dealers that have entered into selling agreements with the Distributor. Any continuous offering, if commenced, may be discontinued at any time. The Fund will have the sole right to accept orders to purchase shares and reserves the right to reject any order in whole or in part.

For each investor, the Fund requires a minimum initial investment of $50,000 and subsequent minimum investments of $10,000. The Adviser may waive these minimum investment requirements for one or more investors in its sole discretion. The Adviser may accept investments in the Fund on such other terms as it authorizes from time to time and may reject applications for shares for any or no reason, in its sole discretion. Subscriptions are generally subject to the receipt of cleared funds on or prior to the acceptance date set by the Fund and notified to prospective investors. Pending the termination of the initial offering period and the closing of any monthly offering, funds received from prospective investors will be placed in a non interest-bearing escrow account with Citibank, N.A., the Fund's escrow agent. On the date of termination of the initial offering period or any monthly closing, the balance in the escrow account with respect to each investor whose investment is accepted will be invested in the Fund on behalf of such investor.


Each prospective investor must submit a completed application five business days prior and payment three business days prior to the purchase date (currently the first business day of the month) in U.S. funds.

The shares are not listed on any securities exchange. Shareholders will not have the right to redeem their shares. However, as described below, in order to provide some liquidity to shareholders, the Fund will conduct periodic repurchase offers for a portion of its outstanding shares.

THE PLAN OF DISTRIBUTION

SEI Investments Distribution Co. (the "Distributor") is the principal distributor of shares of the Fund. The Distributor may enter into selected dealer agreements with other broker-dealers for the sale and distribution of Fund shares. The Distributor acts as the distributor of shares for the Fund on a best efforts and agency basis (not as principal), subject to various conditions, pursuant to the terms of a distribution agreement with the Fund. The Distributor will also act as agent for the Fund in connection with repurchases of shares.

The Distributor is not obligated to sell any specific number or dollar amount of the Fund's shares, but will use reasonable efforts to sell the shares. There is no guarantee that a secondary market for Fund shares will develop.

To the extent consistent with applicable law, the Distributor has agreed to indemnify the Fund against certain liabilities under the Securities Act of 1933 and in connection with the services rendered to the Fund. To the extent consistent with applicable law, the Fund has agreed to indemnify the Distributor against certain liabilities under the Securities Act of 1933. Such agreement does not include the indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the distribution agreement.

PURCHASE TERMS

The price of the shares during the Fund's continuous offering will fluctuate over time with the NAV of the shares.

Investments may be subject to a Placement Fee of up to 2.00%, subject to waiver or adjustment (i) for affiliates of the Adviser; (ii) for certain investors with an established business relationship with the Adviser; or [(iii) where a prospective investor is purchasing shares through the Distributor and the Distributor has agreed to waive all or a portion of such Placement Fee for such investor.] There are no Placement Fees on reinvested distributions.

Any amounts paid by an investor as a Placement Fee will not be part of the investor's investment in the Fund. For example, a subscription order for $10,200 will receive $10,000 in Fund shares and pay $200 in Placement Fees to the Distributor. It is the investor's responsibility to inform the Fund of the possible

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waiver of the Placement Fees. The Fund is not responsible for independently determining whether a possible waiver could apply.

The Adviser or its affiliates also may pay from their own resources additional compensation to brokers or dealers, including the Distributor, in connection with the servicing of investors. In particular, the Adviser will pay the Distributor a fee out of its own resources that is based upon the percentage of assets invested in the Fund by certain shareholders who do not pay a Placement Fee, as described above.

                           PERIODIC REPURCHASE OFFERS

The Fund is a closed-end "interval" fund which, to provide some liquidity and the ability to receive NAV on a disposition of at least a portion of your shares, makes periodic offers to repurchase shares. Except as permitted by the Fund's interval structure, no shareholder will have the right to require the Fund to repurchase its shares.

The Fund has adopted, pursuant to Rule 23c-3(b) under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of its shares at NAV on a regular schedule. Although the policy permits repurchases of between 5% and 25% of the Fund's outstanding shares, for each repurchase offer, the Fund will offer to repurchase 5% of its outstanding shares, unless the Board has approved a higher amount (but not more than 25% of outstanding shares) for that repurchase offer.

The schedule requires the Fund to make repurchase offers every three months. The Fund expects the initial offering of shares to terminate on or about [o], 2014 (or such earlier or later date as the Adviser may determine in its discretion) and the Fund expects to complete its first repurchase offer the later of [September 30, 2014] or a date six months following the date upon which the initial offering of shares terminates.

When a repurchase offer commences, the Fund sends, at least 21 days before the repurchase request deadline, written notice to each shareholder setting forth, among other things:

o A statement that the Fund is offering to repurchase its securities from shareholders at NAV.

o    Any fees applicable to the repurchase.

o The percentage of outstanding shares that the Fund is offering to repurchase (the "repurchase offer amount") and how the Fund will purchase shares on a pro rata basis if the offer is oversubscribed.

o The date on which a shareholder's repurchase request is due (the "repurchase request deadline").

o The date that will be used to determine the Fund's NAV applicable to the repurchase offer (the "repurchase pricing date").

o The date by which the Fund will pay to shareholders the proceeds from their shares accepted for repurchase (the "repurchase payment deadline").

o The risk of fluctuation in NAV between the repurchase request deadline and the repurchase pricing date.

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

o The procedures by which shareholders may tender their shares and the right of shareholders to withdraw or modify their tenders before the repurchase request deadline.

o The circumstances in which the Fund may suspend or postpone the repurchase offer.

o The NAV of the shares as of a date no more than seven days before the date of the written notice and the means by which shareholders may ascertain the NAV.

This notice may be included in a shareholder report or other Fund document and may be sent electronically to those shareholders who have consented to electronic delivery. THE REPURCHASE REQUEST DEADLINE WILL BE STRICTLY OBSERVED. If a shareholder fails to submit a repurchase request in good order (including a tender of stock in response to a repurchase offer) by the repurchase request deadline, the shareholder will be unable to liquidate shares until a subsequent repurchase offer, and will have to resubmit a request in the next repurchase offer. Shareholders may withdraw or change a repurchase request with a proper instruction submitted in good form at any point before the repurchase request deadline.

DETERMINATION OF REPURCHASE PRICE AND PAYMENT FOR SHARES

The repurchase price payable in respect of a tendered share is equal to the share's NAV as determined on the repurchase pricing date, which will be no later than the 14th day (or the next business day if the 14th day is not a business day) following the repurchase request deadline. The repurchase payment deadline will be seven days after the repurchase pricing date. The Fund's NAV per share may change materially between the date a repurchase offer is mailed and the repurchase request deadline, and it may also change materially between the repurchase request deadline and repurchase pricing date. The method by which the Fund calculates NAV is discussed under "DETERMINATION OF NET ASSET VALUE." During the period an offer to repurchase is open, the Fund calculates its NAV daily on the five business days preceding a repurchase request deadline. Shareholders may obtain the current NAV by calling the Administrator at 1-800-[o].

The Fund does not currently charge a repurchase fee, and it does not currently expect to impose a repurchase fee. However, the Fund may charge a repurchase fee of up to 2.00%, which the Fund would retain to help offset non-DE MINIMIS estimated costs related to the repurchase incurred by the Fund, directly or indirectly, as a result of repurchasing shares, thus allocating estimated transaction costs to the shareholder whose shares are being repurchased. The Fund may introduce, or modify the amount of, a repurchase fee at any time. The Fund may also waive or reduce the repurchase fee if the Adviser determines that the repurchase is offset by a corresponding purchase or if for other reasons the Fund will not incur transaction costs or will incur reduced transaction costs.

SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFERS

The Fund may suspend or postpone a repurchase offer in limited circumstances set forth in Rule 23c-3 under the 1940 Act as described below, but only with the approval of a majority of the Trustees, including a majority of Trustees who are not "interested persons" of the Fund (the "Independent Trustees").

The Fund may suspend or postpone a repurchase offer only: (1) if the repurchase would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"); (2) if making or effecting the repurchase offer would cause the shares that are subject to the offer that are quoted in an inter-dealer quotation system of a national securities association to not be

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

quoted on any inter-dealer quotation system of a national securities association; (3) for any period during which the New York Stock Exchange ("NYSE") or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (4) for any period during which an emergency exists as a result of which disposal by the Fund of assets owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (5) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

OVERSUBSCRIBED REPURCHASE OFFERS

There is no minimum number of shares that must be tendered before the Fund will honor repurchase requests. However, the Board sets for each repurchase offer a maximum percentage of shares that may be repurchased by the Fund. In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2.00% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares tendered on a pro rata basis.

If any shares that you wish to tender to the Fund are not repurchased because of proration, you will have to wait until the next repurchase offer and resubmit your repurchase request, and your repurchase request will not be given any priority over other shareholders' requests. Thus, there is a risk that the Fund may not purchase all of the shares you wish to have repurchased in a given repurchase offer or in any subsequent repurchase offer.

THERE IS NO ASSURANCE THAT YOU WILL BE ABLE TO TENDER YOUR SHARES WHEN OR IN THE AMOUNT THAT YOU DESIRE.

CONSEQUENCES OF REPURCHASE OFFERS

From the time the Fund distributes or publishes each repurchase offer notification until the repurchase pricing date for that offer, the Fund must maintain liquid assets at least equal to the percentage of its shares subject to the repurchase offer. For this purpose, "liquid assets" means assets that may be sold or otherwise disposed of in the ordinary course of business, at approximately the price at which the Fund values them, within the period between the repurchase request deadline and the repurchase payment date, or which mature by the repurchase payment date. The Fund may, for the purpose of paying for repurchased shares, be required to liquidate portfolio holdings earlier than the Adviser would otherwise have liquidated these holdings. Such liquidations may result in losses, and may increase the Fund's portfolio turnover. The Fund is also permitted to borrow to meet repurchase requests.

If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares by increasing the Fund's expenses and reducing any net investment income. There is no assurance that the Fund will be able sell a significant amount of additional shares so as to mitigate these effects.

These and other possible risks associated with the Fund's repurchase offers are described under "RISKS" above. In addition, the repurchase of shares by the Fund will be a taxable event to shareholders, potentially even to those shareholders that do not participate in the repurchase. For a discussion of these tax consequences, see "TAX CONSIDERATIONS" below and "TAXES" in the SAI.



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


                        DETERMINATION OF NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-[o]-[o]. The Fund calculates its NAV on the last business day of every week and the first business day of every month as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern Time) by adding the total value of its assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Fund also calculates its NAV in connection with periodic repurchase offers as described above.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on the National Association of Securities Dealers Automated Quotations (NASDAQ)) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, the Fund will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Fund will value the security using the Fund's Fair Valuation Procedures, as described below.

Securities held by the Fund with remaining maturities of sixty (60) days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. The Adviser reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. The Adviser will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Administrator, in turn, will notify the Fund's Fair Valuation Committee (the Committee) if it receives such notification from the Adviser or if the Administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Fund's Fair Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board of Trustees.

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

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Valuation Procedures established by the Fund's Board of Trustees. The Fund's Fair Valuation Procedures are implemented through the Committee designated by the Fund's Board of Trustees.

Some of the more common reasons that may necessitate that a security be valued using Fair Valuation Procedures include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Valuation Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer's industry, (iv) the liquidity of the security, (v) the size of the holding in the Fund, or (vi) any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that the Fund calculates NAV. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

                DISTRIBUTIONS AND DISTRIBUTION REINVESTMENT PLAN

The Fund distributes its net investment income annually and distributes its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

All distributions will be reinvested in additional shares of the Fund, unless you choose to have distributions of net investment income or net realized capital gains or both paid in cash. If you wish to change your distribution option, write or call SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, 1-800-[o] thirty (30) days in advance of the record date for the distributions. If you elect to receive distributions of net investment income and/or net realized capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund's current NAV, and to reinvest all subsequent distributions.

When the Fund declares a distribution, the Administrator, on the shareholder's behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund's net asset value per share.

The automatic reinvestment of distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such distributions. See "TAX Considerations."

The Fund reserves the right to amend or terminate the distribution reinvestment policy. There is no direct service charge to participants with regard to purchases under the distribution reinvestment policy; however, the Fund reserves the right to amend the distribution reinvestment policy to include a service charge payable by the participants.

Additional information about the plan is available from the Administrator at the address and phone number given above.

                              [TAX CONSIDERATIONS]

Distributions of the Fund's investment company taxable income (which includes, but is not limited to, interest, dividends, and net short-term capital gain), if any, are generally taxable to the Fund's shareholders as ordinary income (for non-corporate shareholders, currently taxed at a maximum rate of 39.6%) . For non-corporate shareholders, to the extent that the Fund's distributions of investment company taxable income are attributable to and reported as "qualified dividend" income, such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gains, if certain holding period requirements have been satisfied by the shareholder. For corporate shareholders, a portion of the Fund's distributions of investment company taxable income may qualify for the inter-corporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the corporate shareholder meets certain holding period requirements with respect to its shares. To the extent that the Fund's distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder's capital losses from other investments.

For non-corporate shareholders, distributions of net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gains (currently taxed at a maximum rate of 20%) regardless of the length of time that a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction described above.

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

Shareholders are taxed in the same manner whether they receive distributions in cash or reinvest them in additional Fund shares. Distributions are generally taxable when received. However, distributions declared in December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8 percent. The Medicare tax is imposed on the lesser of a taxpayer's (i) investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer's modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund's distributions are includable in a shareholder's investment income for purposes of this Medicare tax. In addition, any capital gain realized by a shareholder upon a repurchase of Fund shares is includable in such shareholder's investment income for purposes of this Medicare tax.

Shareholders whose shares are repurchased by the Fund may realize a capital gain or loss on the repurchase. For federal income tax purposes, a repurchase generally should be treated as a sale if, after the repurchase, the shareholder does not own any Fund shares and is not deemed to indirectly own any Fund shares under the attribution rules in Section 318 of the Code. Alternatively, if a shareholder's ownership interest in the Fund (taking into account attribution rules) is reduced by at least 20% following a repurchase, the repurchase generally should be treated as a sale. If the foregoing tests are not met, there is a risk that the proceeds from a repurchase could be taxable as a dividend to such shareholder. Furthermore, there is a risk that shareholders who do not participate in a repurchase could be treated as receiving a constructive dividend as a result of their proportionate increase in their ownership of the Fund resulting from the repurchase of other shareholders' shares. Shareholders would be notified of this treatment at year end and provided with a 1099-DIV form.

If a repurchase of Fund shares is treated as a sale, the amount of the capital gain or loss and the applicable tax rate will depend generally upon the amount paid for the shares, the amount received from the repurchase, and the length of time that the shares were held by the shareholder. Gain or loss realized upon a repurchase will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and as short-term capital gain or loss if the shares have been held for one year or less. Any loss arising from the repurchase of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Different rules generally apply to shareholders who do not hold their Fund shares as a capital asset. If a shareholder purchases Fund shares (through reinvestment of distributions or otherwise) within thirty days before or after any Fund shares are repurchased at a loss, all or part of such loss will not be deductible and will instead increase the basis of the new shares.

BACKUP WITHHOLDING--By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Payments to a shareholder that is either a foreign financial institution ("FFI") or a non-financial foreign entity ("NFFE") within the meaning of the Foreign Account Tax Compliance Act ("FATCA") may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the Internal Revenue Service to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by US persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial US persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares that are repurchased by the Fund. The Fund will determine cost basis using the average cost method unless the shareholder elects in writing (and not over the telephone) any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to all shareholders. Distributions made by the Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of tax laws and the effect of such laws on you. There may be other federal, state, foreign, or local tax considerations applicable to your investment in the Fund. You are urged to consult your own tax advisor.

                  DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is a statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on February 4, 2014. The Fund's Agreement and Declaration of Trust (the "Declaration of Trust") authorizes the issuance of an unlimited number of shares of the Fund, each of which represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. Currently there are two classes of shares in the Trust. The Declaration of Trust provides that the Trustees may create additional classes of shares. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable. The Fund does not intend to hold annual meetings of its shareholders.

SHARES

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund. Holders of shares will be entitled to the payment of distributions when, as and if declared by the Board. The Fund currently intends to make distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than annually. Unless the registered owner of shares elects to receive cash, all distributions declared on shares will be automatically reinvested for shareholders in additional shares of the Fund. The 1940 Act may limit the payment of distributions to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund's shareholders are not liable for any liabilities of the Fund.

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board, and could have the effect of depriving the Fund's shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that are entitled to elect a Trustee and that are entitled to vote on the matter. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund's asset, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

THE FUND .................................................................  3
DESCRIPTION OF PERMITTED INVESTMENTS .....................................  4
INVESTMENT LIMITATIONS ................................................... 45
THE ADVISER .............................................................. 47
THE PORTFOLIO MANAGER .................................................... 48
THE ADMINISTRATOR ........................................................ 49
THE DISTRIBUTOR .......................................................... 49
PAYMENTS TO FINANCIAL INTERMEDIARIES ..................................... 51
THE TRANSFER AGENT ....................................................... 51
THE CUSTODIAN AND ESCROW AGENT ........................................... 52
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................ 52
FINANCIAL STATEMENTS ..................................................... 52
LEGAL COUNSEL ............................................................ 52
TRUSTEES AND OFFICERS OF THE FUND ........................................ 52
PURCHASING SHARES ........................................................ 57
DETERMINATION OF NET ASSET VALUE ......................................... 57
TAXES .................................................................... 58
FUND TRANSACTIONS ........................................................ 62
PORTFOLIO HOLDINGS ....................................................... 64
ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM ................................. 66
DESCRIPTION OF SHARES .................................................... 66
LIMITATION OF TRUSTEES' LIABILITY ........................................ 66
PROXY VOTING ............................................................. 67
CODES OF ETHICS .......................................................... 67
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS ............................... 67

                                 PRIVACY NOTICE

                                    [INSERT]

                                 O'CONNOR EQUUS

                                 CLASS A SHARES

                             PRELIMINARY PROSPECTUS
                                   [o], 2014

                               INVESTMENT ADVISER
                                UBS O'CONNOR LLC

All dealers that buy, sell or trade the Fund's shares, whether or not participating in this offering, may be required to deliver a Prospectus when acting on behalf of the Fund's Distributor.

You should rely only on the information contained in or incorporated by reference into this Prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

THE INFORMATION CONTAINED IN THIS PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL NOR DOES IT SEEK AN OFFER TO BUY THE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                        SUBJECT TO COMPLETION [o], 2014

O'CONNOR EQUUS

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of O'Connor EQUUS (the "Fund"). This SAI is incorporated by reference and should be read in conjunction with the Fund's Prospectus dated [o], 2014. You may obtain a Prospectus and, when available, the Annual Report, without charge by calling the Fund at 1-800-[o], or you can visit the Fund's website at [o]. Capitalized terms not defined herein are defined in the Prospectus.

THE FUND .................................................................  3
DESCRIPTION OF PERMITTED INVESTMENTS AND RELATED RISKS ...................  4
INVESTMENT LIMITATIONS ................................................... 45
THE ADVISER .............................................................. 47
THE PORTFOLIO MANAGER .................................................... 48
THE ADMINISTRATOR ........................................................ 49
THE DISTRIBUTOR .......................................................... 49
PAYMENTS TO FINANCIAL INTERMEDIARIES ..................................... 51
THE TRANSFER AGENT ....................................................... 51
THE CUSTODIAN AND ESCROW AGENT ........................................... 52
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................ 52
FINANCIAL STATEMENTS ..................................................... 52
LEGAL COUNSEL ............................................................ 52
TRUSTEES AND OFFICERS OF THE FUND ........................................ 52
PURCHASING SHARES ........................................................ 57
DETERMINATION OF NET ASSET VALUE ......................................... 57
TAXES .................................................................... 58
FUND TRANSACTIONS ........................................................ 62
PORTFOLIO HOLDINGS ....................................................... 64
ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM ................................. 66
DESCRIPTION OF SHARES .................................................... 66
LIMITATION OF TRUSTEES' LIABILITY ........................................ 66
PROXY VOTING ............................................................. 67
CODES OF ETHICS .......................................................... 67
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS ............................... 67
APPENDIX A - PROXY VOTING POLICIES AND PROCEDURES ........................ A-1

THE FUND

GENERAL. O'Connor EQUUS (the "Fund") is a non-diversified, closed-end investment management company established under Delaware law as a Delaware statutory trust under an Agreement and Declaration of Trust dated February 3, 2014 (the "Declaration of Trust"). The Fund is a continuously offered (on a monthly basis) fund that is operated as an interval fund. UBS O'Connor LLC (the "Adviser") serves as the Fund's investment adviser.

The Fund will initially offer a single class of shares of beneficial interest ("shares") designated as "Class A shares" to investors eligible to invest in the Fund. The Fund may offer additional classes of shares in the future, subject to obtaining approval from the Securities and Exchange Commission ("SEC"). Each class of shares will have certain differing characteristics, particularly in terms of the placement fees that investors in that class may bear, and differences in the distribution and shareholder servicing fees that each class may be charged.

Because the Fund will pay the Adviser an incentive fee based on the Fund's performance, each investor must also be a "qualified client" as that term is defined in Rule 205-3(d)(1) under the Investment Advisers Act of 1940 and related guidance provided by the SEC or its Staff.

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the shareholder action or meeting. The Fund is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Fund and for the election of trustees (each, a "Trustee") under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees (the
"Board").

Shares of each class represent proportionate interests in the Fund's assets. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or matters expressly required to be voted on separately by state or federal law.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund in the aggregate as provided in Section 16(c) of the Investment Company Act of 1940, as amended (the "1940 Act"). In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

NON-DIVERSIFICATION. The Fund is non-diversified, as that term is defined in the 1940 Act, which means that a relatively high percentage of the assets of the Fund may be invested in securities of a limited number of issuers. The value of the shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code").

DESCRIPTION OF PERMITTED INVESTMENTS AND RELATED RISKS

The Fund's investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. The Fund's investment objective and any of its investment strategies or permitted investments may be changed without shareholder approval unless explicitly stated otherwise.

INVESTMENT OBJECTIVE

The Fund's investment objective is to seek to consistently realize risk-adjusted appreciation in the value of its assets.

CHANGE IN INVESTMENT OBJECTIVE. The Fund's investment objective is not fundamental and may be changed by the Board without shareholder approval upon thirty (30) calendar days' prior written notice to shareholders.

INVESTMENT STRATEGIES

Currently, the Fund uses a US-centric equity-based long/short investment strategy, which generally has a low correlation to the equity markets. In seeking to achieve the Fund's investment objective, the Adviser intends to principally invest in U.S. equity related securities, which include shares of U.S. listed companies and non-U.S. listed companies with substantial assets or sales in the U.S., as well as interests in any company exposed to common global drivers (collectively "U.S. Related Securities"). The Adviser intends to attempt to extract excess returns principally through single-security selection and secondarily by attempting to exploit systematic market volatility by taking net exposures to such market. In general, "excess returns" refer to the returns of a portfolio that exceed the returns of a benchmark (E.G., the S&P 500 Index) with a similar level of risk.

Currently, the Adviser uses a proprietary stock selection process, which includes "bottom-up" fundamental analysis as well as statistical analysis, to construct a focused portfolio. Generally, the Adviser will take long positions in those U.S. Related Securities that it expects to increase in value over a specific timeframe and take short positions in those U.S. Related Securities that it expects to decrease in value over a specific timeframe. The Adviser intends to take directional views and therefore, at times, the Fund's portfolio will have a net long or net short exposure. To attempt to extract excess returns from systematic volatility, the Adviser intends to invest in equity index futures (E.G., futures on the S&P 500 Index or futures based on various components of the NASDAQ market index) and/or exchange-traded funds ("ETFs"). From time to time, the Adviser may use options to attempt to reduce the volatility of the Fund's portfolio and for tail risk management.

In addition, the Fund is permitted to invest in the broadest range of securities, commodities and other instruments permissible under the 1940 Act, including, without limitation, share capital or other equity interests; equity securities; stock; shares of beneficial interest; partnership interests, trust interests and similar financial instruments; bonds; bank obligations; trade claims; notes; debentures (whether subordinated, convertible or otherwise); commodities; currencies; interest rate, currency, commodity, equity and other derivative products, including, without limitation, (i) futures contracts (and options thereon) relating to stock indices, currencies, U.S. Government securities and securities of non-U.S. governments, other financial instruments and all other commodities, (ii) swaps, total return swaps; credit default swaps; notional principal contracts; equity indices; options, forward contracts; warrants, caps, collars, floors and forward rate agreements, (iii) spot and forward currency transactions and (iv) agreements relating to or securing such transactions; equipment lease certificates; equipment trust certificates; loans; credit paper; accounts and notes receivable and payable held by trade or other creditors; trade acceptances; contract and other claims; executory contracts; participations; mutual funds; investment funds; contracts based on indices; contracts that transfer risk; ETFs and similar financial instruments; structured securities; repurchase agreements; money market funds; obligations of the United

States or any state thereof, non-U.S. governments and instrumentalities of any of them; commercial paper; certificates of deposit; bankers' acceptances; choses in action; trust receipts; and other obligations and instruments or evidences of indebtedness of whatever kind or nature; in each case, of any person, corporation, government or other entity whatsoever, whether or not publicly traded or readily marketable or such other form of security or financial instrument as the Adviser may from time to time determine (collectively, "FINANCIAL INSTRUMENTS"). Investments in Financial Instruments may be made both on exchanges and over-the-counter, and through private placements. The Fund may hold both long and short positions in such Financial Instruments. While the Fund intends to pursue a fundamental equity-based long/short investment strategy, the Fund may consider pursuing other investment strategies it considers appropriate and in the best interests of the Fund, and may invest in other investment vehicles.

INVESTMENT PROCESS

The Adviser will focus on making outright long and short investments in U.S. Related Securities but may also invest in credit and convertible bonds related to U.S. Related Securities. The Fund may hold industry-neutral investments; however, the Adviser does not expect the Fund to maintain market neutrality. The Adviser may also invest in equity index futures and ETFs to exploit trading opportunities created by systematic volatility and thereby extract excess returns.

EXCESS RETURN EXTRACTION THROUGH SINGLE-SECURITY SELECTION. The Adviser utilizes a proprietary stock selection process to identify U.S. Related Securities and will construct a portfolio after validating such securities in three consecutive, interrelated categories: Fundamental, Market and Statistical. The Adviser intends to use this process as the primary portfolio construction tool of the Fund. Through this process the Adviser seeks to identify the appropriate entry and exit points of each U.S. Related Securities and attempts to capture excess returns:

          [] Fundamental -- First, the Adviser engages in rigorous "bottom -up" analysis seeking to establish disproportionately wide gaps between a security's current market price and its intrinsic value. This is achieved by utilizing both relative and absolute metrics to determine a view on a selected security's intrinsic value. The Adviser will also use detailed modeling analysis to quantify its contention with the market's view.

          [] Market -- Next, the Adviser will use macroeconomic and micro data points (e.g., catalysts, corporate activity, merger and acquisition) to inform the timing of the addition or deletion of a security to the portfolio. This analysis helps establish the relevance of the investment thesis in the prevailing market environment. Additionally, staying close to market information enables the Adviser to be responsive to new opportunities and threats.

          [] Statistical -- Finally, the Adviser seeks to identify the hidden or unintended consequences of adding a security to the overall portfolio. Because it is expected that the Fund will hold a relatively small number of securities, the Adviser studies the correlation among the different positions and assesses the likelihood that the addition of the security will magnify or mitigate the existing thematic or factor exposures in the portfolio. Regular analysis is performed on the security's profitability and the underlying exposures in the portfolio.

EXCESS RETURN EXTRACTION BY EXPLOITING SYSTEMATIC VOLATILITY. The Adviser may exploit the systematic volatility in the markets through well-timed net exposures to such markets. This process is largely informed by a dashboard of inputs, such as: normalized and current valuation analysis; profit cycle analysis; economic cycle analysis; sentiment indicators; fund flows; technical analysis and global macro analysis. These inputs are designed to be independent of the drivers that govern the exposures created through the single-security selection process, described above. Net exposures are typically expressed through the purchase or sale of futures on market indices and ETFs.

RISK MANAGEMENT AND PORTFOLIO HEDGING

Based on the selected single-security positions, the Adviser may utilize futures, swaps, options or other instruments as market hedges to minimize market directional exposure or tail risk from unintended market beta. The Adviser will continuously monitor the risk parameters and expected volatility of the individual positions and the Fund's aggregate portfolio in an effort to maximize risk-adjusted appreciation. The emphasis in the Adviser's trading will be on seeking to identify opportunities that the Adviser views as having superior risk/reward parameters. Additionally, the Adviser may periodically optimize the Fund's overall portfolio in an effort to ensure that the inclusion over time of numerous investments which, considered individually, have attractive risk-adjusted expected returns, has not resulted in an over concentration of the portfolio in any particular country, industry, instrument, strategy or market. The Adviser has also developed and will use proprietary statistical models to identify and hedge systemic portfolio risk as well as individual position-specific risk.

The Adviser will assess market risks through such measures as value-at-risk ("VaR"), stress loss and operational guideline monitoring. VaR methodology incorporates historical simulation using five years of historical data, for ten day holding periods, using a 99% confidence interval while stress loss analysis attempts to capture tail risk through various scenario analyses relating to price, volatility, interest rate, credit spread and merger arbitrage spread risk factors. The Adviser also has operational guidelines to risk manage the portfolio. A risk control group within the Adviser independently calculates and monitors these risk measures as required by UBS policy, and breaches are reported to senior management to ensure prompt attention.

In an effort to enhance the Fund's risk/reward profiles, the Adviser will typically attempt to hedge the risk exposures that are not expected to contribute to incremental performance. Hedging these risks is intended to increase the proportion of the Fund's return attributable to high value-added risk exposures.

The Adviser will not attempt to hedge all market or other risks inherent in the Fund's positions. Specifically, the Adviser may choose not to hedge, or may deem it to be economically unattractive to hedge, certain risks including, without limitation, risks related to changes in interest rates, exchange rates, equity prices, volatility, credit spreads and liquidity as well as buy-in-risk on short positions, either in respect of particular positions or in respect of the Fund's overall portfolio. There can be no assurance that the Adviser's risk management techniques and strategies will be successful at all times and in all market conditions.

LEVERAGE

Subject to the limitations of the 1940 Act, the Fund may employ leverage, which varies from time to time. It is expected that leverage will be provided by the Fund's prime brokers and that the securities and other assets of the Fund will be used as collateral. The Fund may obtain leverage from brokers, banks and other counterparties, including the Adviser's affiliates. Leverage may be achieved through, among other methods, borrowing, purchasing Financial Instruments on margin and investing in derivative instruments that are inherently leveraged, such as options, futures, forward contracts, repurchase and reverse repurchase agreements and swaps.

SHORT-TERM CASH MANAGEMENT

The Fund may invest excess cash balances in short-term investments deemed appropriate by the Adviser. In order to provide the Fund with liquidity for redemptions or other cash management purposes, the Fund may borrow or obtain a line of credit from established financial institutions, including prime brokers. Such creditors will have priority over shareholders with respect to any distributions in liquidation of the Fund.

RISKS RELATING TO THE OPERATIONS AND STRUCTURE OF THE FUND

          LIMITED OR NO OPERATING HISTORY. The Fund has not yet commenced operations and thus has no operating history. The Fund does not have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance. Officers and employees of the Adviser have been using the core strategies described herein in connection with proprietary trading on behalf of UBS and in private investment funds for several years. However, the past performance of these officers and employees is not an indication of future success of the Fund.

          PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investors and prospective investors are cautioned that the past performance of the Adviser is not indicative of the future results of the Fund.

          LIMITED LIQUIDITY. The Fund's shares are not listed on any securities exchange. There is no guarantee that a secondary market for Fund shares will develop. The Fund's shares, therefore, may not be readily marketable. Even if any such market were to develop, closed-end fund shares may trade at a discount from NAV, which creates a risk of loss for investors purchasing shares in the initial offering period.

          COSTS RELATED TO INVESTING IN THE FUND. Shareholders will bear a management fee, an Incentive Fee, and other expenses of the Fund. These fees and expenses will reduce the value of any investment in the Fund. Moreover, these fees and expenses may be higher than the fees and expenses of other investment vehicles.

          OPERATIONAL RISK. The Fund depends on the Adviser to maintain appropriate procedures to control operational risk. Operational risks include, for example, mistakes made in the confirmation or settlement of transactions, transactions not being properly booked, evaluated or accounted for or other similar disruptions in the Fund's operations that may cause the Fund to suffer financial loss, disruption of its businesses, liability to clients or third parties, regulatory intervention or reputational damage. The Fund's business is highly dependent on its and its service providers' ability to process, on a daily basis, a large number of transactions across numerous and diverse markets. Consequently, the Fund relies heavily on financial, accounting and other data processing systems. The Fund depends on these systems to operate without material problems, although problems will arise from time to time and may have a material adverse effect on the Fund.

          SYSTEMS RISKS. The Fund depends on the Adviser and other service providers to maintain appropriate systems to facilitate the Fund's activities. The Adviser relies extensively on computer programs and systems to trade, clear and settle securities transactions, to evaluate certain securities based on real-time trading information, to monitor the Fund's portfolio and net capital, and to generate risk management and other reports that are critical to oversight of the Fund's activities. In addition, certain of the Adviser's operations interface with or depend on systems operated by third parties, including prime brokers, securities exchanges and other types of trading systems, market counterparties, custodians and other service providers. The Adviser may not be in a position to verify the risks or reliability of such third-party systems. Furthermore, these programs or systems may be subject to defects, failures or interruptions, including, without limitation, those caused by computer "worms," viruses and power failures. Any such defect or failure could have a material adverse effect on the Fund. For example, such failures could cause the settlement of trades to fail, lead to inaccurate accounting, recording or processing of trades, and cause inaccurate reports, which may affect the Adviser's ability to monitor the Fund's investment portfolios and risks.

          BORROWING FOR OPERATIONS. The Fund has the authority to borrow money for, among other reasons, to obtain leverage, cash management purposes and to meet redemptions that would otherwise result in the premature liquidation of its investments, subject to the limitations of the 1940 Act. The use of short-term borrowing creates several additional risks. If the Fund is unable to service the debt, a secured lender could liquidate the Fund's position in some or all of the Financial Instruments that have been pledged as collateral and cause the Fund to incur significant losses. The occurrence of defaults may trigger cross-defaults under the Fund's agreements with other brokers, lenders, clearing firms or other counterparties, creating or increasing a material adverse effect on the performance of the Fund.

          VALUATION OF THE FUND'S ASSETS AND LIABILITIES. For each period that the net asset value (the "NAV") of the Fund is calculated, the Administrator will generally obtain independent valuations of the portfolio securities and review any material discrepancies with the Adviser. Financial Instruments for which neither market prices nor prices from third parties are available will be valued in good faith by the Fund's Valuation Committee pursuant to the Fund's Fair Valuation Procedures. There is no guarantee that the value determined by the Fund will represent the value that will be realized by the Fund on the eventual disposition of the Financial Instrument or that would, in fact, be realized upon an immediate disposition of the Financial Instrument.

          IN-KIND DISTRIBUTIONS. The Fund expects to distribute cash to a shareholder upon a redemption of shares. However, there can be no assurance that the Fund will have sufficient cash to satisfy redemption requests or that the Fund will be able to liquidate investments at the time of such redemption requests at favorable prices. Under the foregoing circumstances, and under other circumstances deemed appropriate by the Fund, a shareholder may receive in-kind distributions from the Fund. Notwithstanding the foregoing, with respect to its quarterly repurchase offers, the Fund will repurchase its shares in cash.

          CURRENCIES. The Fund may invest a portion of its assets in non-U.S. currencies, or in instruments denominated in non-U.S. currencies, the prices of which are determined with reference to currencies other than the U.S. dollar. The Fund, however, values its securities and other assets in U.S. dollars. The Fund may or may not seek to hedge all or any portion of its foreign currency exposure. To the extent the Fund's investments are not hedged, the value of the Fund's assets will fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund's investments in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes its investments will reduce the effect of increases and magnify the effect of decreases in the value of the Fund's positions in its local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on the Fund's non-U.S. dollar securities. The Fund also may utilize options and forward contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective, and such techniques entail additional risks.

RISKS RELATING TO THE ADVISER AND OTHER SERVICE PROVIDERS

          DEPENDENCE ON THE ADVISER. The success of the Fund is significantly dependent upon the ability of the Adviser to develop and use investment techniques that effectively implement the Fund's investment strategies and thereby achieve the Fund's investment objectives. Subjective decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it would otherwise have capitalized.

CONFLICTS OF INTEREST. [INSERT]

          RETENTION AND MOTIVATION OF KEY EMPLOYEES. The performance of the Fund is largely dependent on the talents and efforts of highly-skilled individuals. Competition in the financial services industry for qualified employees is intense. The Fund's continued ability to effectively manage its portfolio depends on the ability of the Adviser to attract, retain and motivate its principals and employees. While turnover is expected in the industry, investors should consider the effect of past and future turnover on the performance of the Fund.

          COMPETITION. Certain markets in which the Fund may invest are extremely competitive for attractive investment opportunities. Thus, the Adviser might not be able to identify or successfully pursue attractive investment opportunities in such environments and, as a result, there may be reduced expected investment returns. For example, a portion of the Fund's business may be dependent on the new issue market, which will be influenced by the volume of available and suitable new issues as well as the Adviser's ability to receive a sufficient allocation of such new issues; there has been significant growth in the number of firms organized to make such investments, which may result in increased competition to the Fund in obtaining suitable investments.

          INCENTIVE COMPENSATION TO ADVISER. The Adviser receives compensation based upon the appreciation of the Fund's assets. This performance compensation arrangement may create an incentive for the Adviser to make investments that are riskier or more speculative than would be the case if such compensation was not paid.

          SELECTION OF BROKERS. The Adviser may be subject to conflicts of interest relating to its selection of brokers. Portfolio transactions for the Fund will be allocated to brokers on the basis of, among other things, best execution and in consideration of a broker's ability to effect the transactions, its facilities, reliability and financial responsibility, as well as the provision or payment by the broker of the costs of research and research-related services. In addition, brokers may provide other services that are beneficial to the Adviser, but not necessarily beneficial to the Fund, including, without limitation, capital introduction, marketing assistance, consulting with respect to technology, operations or equipment, and other services or items. Affiliates of the brokers of the Fund may also be investing in the Fund. Such services and items may influence the Adviser's selection of brokers.

Regulatory Restrictions. [INSERT]

          [DERIVATIVES REFERENCED TO THE FUND. The Adviser's affiliates expect to, and possibly others may, provide leveraged exposure to the Fund through over-the-counter ("OTC") call options and other derivative products referenced to the performance of the Fund. To hedge their exposure and manage their hedges, the issuers of the derivatives, including the Adviser's affiliates, may purchase, redeem or sell shares of the Fund. As a result of the leverage provided by and volatility associated with such leveraged structures, relatively small increases or decreases in the value of the Fund may result in the leverage provider seeking to purchase, redeem or sell a sizeable amount of shares of the Fund during a periodic repurchase of shares. The resulting increased possibility of requests for sizeable redemptions could generally result in reduced liquidity for other shareholders.]

RISKS RELATING TO THE INVESTMENT STRATEGIES OF THE FUND

          FUNDAMENTAL ARBITRAGE. The identification of investment opportunities in undervalued and overvalued securities is a difficult task, and there are no assurances that such opportunities will be successfully recognized or acquired. While investments in undervalued and overvalued securities offer opportunities for high or above market capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

          DIRECTIONAL TRADING. Certain of the positions taken by the Adviser are designed to profit from forecasting absolute price movements in a particular instrument. Predicting future prices is inherently uncertain and the losses incurred, if the market moves against a position, will often not be hedged. The speculative aspect of attempting to predict absolute price movements is generally perceived to exceed that involved in attempting to predict relative price fluctuations.

          SECURITIES BELIEVED TO BE UNDERVALUED OR INCORRECTLY VALUED. Securities that the Adviser believes are fundamentally undervalued or incorrectly valued may not ultimately be valued in the capital markets at prices and/or within the time frame the Adviser anticipates. As a result, the Fund may lose all or substantially all of its investment in any particular instance.

          MODEL RISK. The Adviser will use financial models in implementing the Fund's investment strategy. The success of the Fund's investment strategy is heavily dependent on the financial models used by the Adviser in attempting to accurately project a company's earnings, which will then form the basis of the Adviser's portfolio decisions. Financial models that have been formulated on the basis of past market data may not be predictive of future price movements. Financial models may not be reliable if unusual events specific to particular corporations, or major events external to the operations of markets, cause extreme market moves that are inconsistent with the historic correlation and volatility structure of the market. Financial models also may have hidden biases or exposure to broad structural or sentiment shifts. As market dynamics shift over time, a previously highly successful model could become outdated or inaccurate, perhaps without the Adviser recognizing that fact before substantial losses are incurred. There can be no assurance that the Adviser will be successful in developing and maintaining effective financial models.

          DISCRETIONARY TRADING STRATEGIES. The Adviser's trading decisions do not adhere rigidly to any particular trading formula or system, but rather are discretionary and based on the knowledge, judgment and fundamental views developed by its traders. There can be no assurance that the Adviser's trading methods and strategies and its trading decisions for the Fund will be successful under all or any market conditions.

          RELATIVE VALUE. The success of the Fund's relative value investment strategy depends on the Adviser's ability to identify and exploit perceived inefficiencies in the pricing of securities, financial products, or markets. Identification and exploitation of such discrepancies involve uncertainty. There can be no assurance that the Adviser will be able to locate investment opportunities or exploit pricing inefficiencies in the securities markets. A reduction in the pricing inefficiency of the markets in which the Adviser seeks to invest will reduce the scope for the Fund's investment strategies. In the event that the perceived mispricings underlying the Fund's positions were to fail to converge toward, or were to diverge further from, relationships expected by the Adviser, the Fund may incur losses. The Fund's relative value investment strategy may result in high portfolio turnover and, consequently, high transaction costs. In addition, the Fund's relative value strategy is designed to be uncorrelated with respect to the movements in equity markets and risk-free interest rates. Depending upon the investment strategies employed and market conditions, unforeseen events involving such matters as political crises, or changes in currency exchange rates or interest rates, forced redemptions of securities, or general lack of market liquidity may have a material adverse effect on the Fund. Moreover, there can be no assurance, particularly during periods of market disruption and stress when the risk control benefits of low correlation with traditional benchmarks may be most important, that the performance of the Fund will, in fact, exhibit low correlation with traditional benchmarks or will not be closely correlated with such benchmarks.

RISKS RELATING TO THE FINANCIAL INSTRUMENTS OF THE FUND

          The following are descriptions of the permitted investments and investment practices. The Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the Adviser, such investments or investment practices will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity in any of these areas. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's investment objective.

          AMERICAN DEPOSITARY RECEIPTS (ADRS)--ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

          Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

          Although the two types of depositary receipt facilities (unsponsored and sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

          Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

          ASSET-BACKED SECURITIES--Asset-backed securities are securities backed by non-mortgage assets, such as company receivables, truck and auto loans, leases, home equity loans and credit card receivables.

          Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations.

          Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets that are passed through to the security holder. Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities.

          For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

          COLLATERALIZED DEBT OBLIGATIONS ("CDOS"). CDOs are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation ("CLO") if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics that are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset passthroughs to be prepaid prior to their stated maturity. Certain Funds may also invest in interests in warehousing facilities. Prior to the closing of a CDO, an investment bank or other entity that is financing the CDO's structuring may provide a warehousing facility to finance the acquisition of a portfolio of initial assets. Capital raised during the closing of the CDO is then used to purchase the portfolio of initial assets from the warehousing facility. A warehousing facility may have several classes of loans with differing seniority levels with a subordinated or "equity" class typically purchased by the manager of the CDO or other investors such as the Fund. One of the most significant risks to the holder of the subordinated class of a warehouse facility is the market value fluctuation of the loans acquired.

Subordinated equity holders generally acquire the first loss positions which bear the impact of market losses before more senior positions upon settling the warehouse facility. Further, warehouse facility transactions often include event of default provisions and other collateral threshold requirements that grant senior holders or the administrator certain rights (including the right to liquidate warehouse positions) upon the occurrence of various triggering events including a decrease in the value of warehouse collateral. In addition, a subordinate noteholder may be asked to maintain a certain level of loan-to-value ratio to mitigate this market value risk. As a result, if the market value of collateral loans decreases the subordinated noteholder may need to provide additional funding to maintain the warehouse lender's loan-to-value ratio.

          Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

          In addition to the general risks associated with debt securities discussed in this SAI and the Prospectus, asset-backed securities carry additional risks including, but not limited to, the possibilities that: (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

          For purposes of the Fund's concentration policies, asset-backed securities will be classified according to the underlying assets securing such securities.

          COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

          COMMODITY INVESTMENTS--The value of commodity-linked derivative securities may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism or political and regulatory developments. The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. For example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase in value. Of course, there can be no guarantee that these investments will perform in the same manner in the future, and at certain times the price movements of commodity investments have been parallel to those of debt and equity securities. In general, commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodity prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.

          CONSTRUCTION LOANS--In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association ("GNMA") insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all

FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

          Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

          Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs nor PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

          DEMAND INSTRUMENTS--Certain instruments may entail a demand feature that permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities" below.

          DISTRESSED SECURITIES--Distressed securities are securities of issuers that are in transition, out of favor, financially leveraged or troubled or potentially troubled and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. Distressed securities are considered risky investments, although they may also offer the potential for correspondingly high returns. Such issuers' securities may be considered speculative, and the ability of such issuers to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such issuers.

          EQUITY-LINKED WARRANTS--Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and purchases shares in the local market. The broker then issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

          Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrant can be redeemed for 100% of the value of the underlying stock (less transaction costs). American style warrants can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges. There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker; however, the Adviser may select to mitigate this risk by only purchasing from issuers with high credit ratings. Equity-linked warrants also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks), and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund' investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

          EQUITY SECURITIES--Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Further, fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchase and sell equity securities in various ways, including through recognized foreign exchanges, registered exchanges in the U.S. or the over-the-counter market. Equity securities are described in more detail below:

          COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

          PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. The Fund may purchase preferred stock of all ratings as well as unrated stock.

          WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

          CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged by the holder or by the issuer into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party.

          Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields that are higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities. The Fund that invest in convertible securities may purchase convertible securities of all ratings, as well as unrated securities.

          SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies typically have lower trading volumes and consequently are often less liquid. Such securities may also have less market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

          EUROBONDS--A Eurobond is a fixed income security denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars or U.S. dollars held in banks outside of the United States, they may pay principal and interest in other currencies.

          EXCHANGE-TRADED PRODUCTS (ETPS)--The Fund may directly purchase shares of or interests in exchange-traded products ("ETPs") (including exchange-traded funds structured as investment companies ("ETFs"), exchange-traded notes ("ETNs") and exchange-traded commodity pools).

          The risks of owning interests of ETPs generally reflect the risks of owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (I.E., the market value may differ from the net asset value of an ETP's shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF's investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer's credit rating. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

          ETFS. ETFs are investment companies that are registered under the (1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

          ETNS. ETNs are generally senior, unsecured, unsubordinated debt securities issued by a sponsor. ETNs are designed to provide investors with a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets. An ETN's returns are based on the performance of a market index minus fees and expenses. ETNs are not equity investments or investment companies, but they do share some characteristics with those investment vehicles. As with equities, ETNs can be shorted, and as with ETFs and index funds, ETNs are designed to track the total return performance of a benchmark index. Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. The market value of an ETN is determined by supply and demand, the current performance of the market index to which the ETN is linked and the credit rating of the ETN issuer.

          The market value of ETN shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities/commodities/instruments underlying the index that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its net asset value.

          Certain ETNs may not produce qualifying income for purposes of the Qualifying Income Test (as defined below in the section entitled "Taxes"), which must be met in order for the Fund to maintain its status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Fund may not be able to accurately predict the non-qualifying income from these investments (see more information in the "Taxes" section of this SAI).

          EXCHANGE-TRADED COMMODITY POOLS. Exchange-traded commodity pools are similar to ETFs in some ways, but are not structured as registered investment companies. Shares of exchange-traded commodity pools trade on an exchange and are registered under the Securities Act of 1933, as amended (the "1933 Act"). Unlike mutual funds, exchange-traded commodity pools generally will not distribute dividends to shareholders. There is a risk that the changes in the price of an exchange-traded commodity pool's shares on the exchange will not closely track the changes in the price of the underlying commodity or index that the pool is designed to track. This could happen if the price of shares does not correlate closely with the pool's net asset value ("NAV"), the changes in the pool's NAV do not correlate closely with the changes in the price of the pool's benchmark, or the changes in the benchmark do not correlate closely with the changes in the cash or spot price of the commodity that the benchmark is designed to track. Exchange-traded commodity pools are often used as a means of investing indirectly in a particular commodity or group of commodities, and there are risks involved in such investments. The risks and hazards that are inherent in a commodity or group of commodities may cause the price of that commodity or group of commodities to fluctuate widely, which will, in turn, affect the price of the exchange-traded commodity pool that invests in that commodity or group of commodities. The regulation of commodity interest transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. Considerable regulatory attention has been focused on non-traditional investment pools that are publicly distributed in the United States. There is a possibility of future regulatory changes within the United States altering, perhaps to a material extent, the nature of an investment in exchange-traded commodity pools or the ability of an exchange-traded commodity pool to continue to implement its investment strategy. In addition, various national governments outside of the United States have expressed concern regarding the disruptive effects of speculative trading in the commodities markets and the need to regulate the derivatives markets in general. The effect of any future regulatory change on exchange-traded commodity pools is impossible to predict, but could be substantial and adverse.

          Certain exchange-traded commodity pools may not produce qualifying income for purposes of the Qualifying Income Test (as defined below in the section entitled "Taxes"), which must be met in order for the Fund to maintain its status as a regulated investment company under the Code. The Fund intends to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Fund may not be able to accurately predict the non-qualifying income from these investments (see more information in the "Taxes" section of this SAI).

          FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

          Securities held by the Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest and do not guarantee the yield or value of the securities or the yield or value of the Fund's shares.

          There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

          DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

          INVESTMENT GRADE FIXED INCOME SECURITIES. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, are determined to be of comparable quality by the Adviser. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments, not the market risk, of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Securities rated Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or BBB- or higher by Standard & Poor's Rating Group ("S&P") are considered by those rating agencies to be "investment grade" securities, although securities rated Baa3 or BBB- lack outstanding investment characteristics and have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher-rated categories. In the event a security owned by the Fund is downgraded below investment grade, the Adviser will review the situation and take appropriate action with regard to the security.

          LOWER-RATED SECURITIES. Lower-rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high yield/high-risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

          Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (known as "credit risk") and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as "market risk"). Lower-rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

          Adverse economic developments can disrupt the market for high yield securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, it may be more difficult for the Fund to sell these securities, or the Fund may only be able to sell the securities at prices lower than if such securities were highly liquid. Furthermore, the Fund may experience difficulty in valuing certain high yield securities at certain times. Under these circumstances, prices realized upon the sale of such lower-rated or unrated securities may be less than the prices used in calculating the Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

          Lower-rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the Fund's exposure to the risks of high yield securities.

          SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower-rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.

          PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, it may be forced to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

          LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may adversely affect the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

          TAXES. The Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by the Fund and is therefore subject to the distribution requirements applicable to regulated investment companies under the Code. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

          FOREIGN SECURITIES--Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices that differ from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S. foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

          The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

          The Fund's investments in emerging markets can be considered speculative and may therefore offer higher potential for gains and losses than investments in developed markets. With respect to an emerging market country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war), which could adversely affect the economies of such countries or investments in such countries. The economies of developing countries are generally heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

          In addition to the risks of investing in emerging market debt securities, the Fund's investments in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. The Fund may have limited recourse in the event of default on such debt instruments.

          FORWARD FOREIGN CURRENCY CONTRACTS--A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

          Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party's profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by "rolling" it over prior to the originally scheduled settlement date. The Fund may use forward contracts for cash equitization purposes, which allows the Fund to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

          The Fund may use currency instruments as part of a hedging strategy, as described below:

          TRANSACTION HEDGING. Transaction hedging is when the Fund enters into a currency transaction with respect to specific assets or liabilities of the Fund, which generally arises in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may enter into transaction hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of the foreign currency involved in the underlying security transaction.

          POSITION HEDGING. The Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency (called "position hedging"). The Fund may use position hedging when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

          CROSS HEDGES. The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has, or in which the Fund expects to have, portfolio exposure.

          PROXY HEDGES. The Fund may engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies.

          In addition to the hedging transactions described above, the Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

          Unless consistent with and permitted by its stated investment policies, the Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to proxy hedging, described above. If consistent with and permitted by its stated investment policies, the Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

          The Fund may engage in non-deliverable forward transactions. A non-deliverable forward transaction is a transaction that represents an agreement between the Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed-upon foreign exchange rate on an agreed-upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed-upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed-upon forward exchange rate and the actual exchange rate when the transaction is completed.

          The Fund may invest in options on foreign currencies and futures contracts. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the "premium," but cannot lose more than this amount, plus related transaction costs. Thus, where the Fund is a holder of options contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or "writer." If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer's position. Options on currencies may be purchased in the over-the-counter market between commercial entities dealing directly with each other as principals. In purchasing an over-the-counter currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

          Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally, which are described elsewhere in this SAI.

          RISKS. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. If the Fund enters into a currency hedging transaction, the Fund will "cover" its position as required by 1940 Act.

          The Fund may take active positions in currencies, which involve different techniques and risk analyses than the Fund' purchase of securities. Active investment in currencies may subject the Fund to additional risks, and the value of the Fund' investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in fixed income securities.

          Currency transactions are subject to risks different from those of other portfolio transactions. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available.

          The Fund may take long and short positions in foreign currencies in excess of the value of the Fund' assets denominated in a particular currency or when the Fund do not own assets denominated in that currency. If the Fund enters into currency transactions when it does not own assets denominated in that currency, the Fund's volatility may increase and losses on such transactions will not be offset by increases in the value of the Fund's assets.

          FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made, and generally contracts are closed out prior to the expiration date of the contract.

          The Fund may also invest in Treasury futures, interest rate futures, interest rate swaps, and interest rate swap futures. A Treasury futures contract involves an obligation to purchase or sell Treasury securities at a future date at a price set at the time of the contract. The sale of a Treasury futures contract creates an obligation by the Fund to deliver the amount of certain types of Treasury securities called for in the contract at a specified future time for a specified price. A purchase of a Treasury futures contract creates an obligation by the Fund to take delivery of an amount of securities at a specified future time at a specific price. Interest rate futures can be sold as an offset against the effect of expected interest rate increases and purchased as an offset against the effect of expected interest rate declines. Interest rate swaps are an agreement between two parties where one stream of future interest rate payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to a particular interest rate. Interest rate swap futures are instruments that provide a way to gain swap exposure and the structure features of a futures contract in a single instrument. Swap futures are futures contracts on interest rate swaps that enable purchasers to cash settle at a future date at the price determined by the benchmark rate at the end of a fixed period.

          The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the U.S. Commodity Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for hedging, risk management or other purposes, as permitted by its stated investment policies. Instances in which the Fund may use futures contracts and related options for risk management purposes include: (i) attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; (ii) attempting to minimize fluctuations in foreign currencies;
(iii) attempting to gain exposure to a particular market, index or instrument; or (iv) other risk management purposes. The Fund may use futures contracts for cash equitization purposes, which allows the Fund to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

          When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. The Fund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. The Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. The Fund may enter into agreements with broker-dealers which require the broker-dealers to accept physical settlement for certain futures contracts. If this occurs, the Fund would treat the futures contract as being cash-settled for purposes of determining the Fund's coverage requirements.

          The Fund may "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also "cover" its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. The Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also "cover" its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option. The Fund may enter into agreements with broker-dealers which require the broker-dealers to accept physical settlement for certain option contracts. If this occurs, the Fund would treat the option contract as being cash-settled for purposes of determining the Fund's coverage requirements.

          There are significant risks associated with the Fund's use of futures contracts and options on futures contracts, including the following: (i) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures contracts. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) SECURITIES--The Fund may invest in securities issued by GNMA, a wholly owned U.S. Government corporation that guarantees the timely payment of principal and interest. However, any premiums paid to purchase these instruments are not subject to GNMA guarantees.

          GNMA securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and therefore less principal volatility than a comparable 30-year mortgage-backed bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Fund will receive monthly scheduled payments of principal and interest. In addition, the Fund may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

          Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

          HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES--Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

          ILLIQUID SECURITIES--Because of their illiquid nature, illiquid securities may be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Adviser determines the liquidity of the Fund's investments. In determining liquidity, the Adviser may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and
(iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security and the ability to assign or offset the rights and obligations of the security).

          INSURANCE FUNDING AGREEMENTS (IFAS)--An IFA is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the obligation is repaid from the company's general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to the Fund's limitation on investment in illiquid securities when the Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent. Additional information about illiquid securities is provided under "Illiquid Securities" above.

          INVESTMENT COMPANIES--Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and REITs, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Other investment companies are continuously offered at net asset value, but may also be traded in the secondary market at a premium or discount to their net asset value.

          Generally, the federal securities laws limit the extent to which the Fund can invest in securities of other investment companies, subject to certain exceptions. For example, the Fund is prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, subject to certain exceptions. Pursuant to Rule 12d1-1 under the 1940 Act, the Fund may invest in one or more affiliated or unaffiliated investment companies that comply with Rule 2a-7 under the 1940 Act (to the extent required by Rule 12d1-1), in excess of the limits of Section 12(d)(1)(A) of the 1940 Act.

          The Fund may invest in other investment companies, including those managed by an adviser, to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

          EXCHANGE-TRADED FUNDS ("ETFS"). ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An index-based ETF seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

          Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent the Fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more these ETFs invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Because leverage tends to exaggerate the effect of any increase or decrease in the value of an ETF's portfolio securities or other investments, leverage will cause the value of an ETF's shares to be more volatile than if the ETF did not use leverage. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause a leveraged ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where a leveraged ETF, for any reason, is unable to close out the transaction. In addition, to the extent a leveraged ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the ETF's investment income, resulting in greater losses. Such ETFs often "reset" daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time, which may be enhanced during the periods of increased market volatility. Consequently, leveraged ETFs may not be suitable as long-term investments.

          Leveraged Inverse ETFs contain all of the risks that regular ETFs present. Additionally, to the extent the Fund invests in ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises--a result that is the opposite from traditional mutual funds. Leveraged inverse ETFs contain all of the risks that regular ETFs present, but also pose all of the risks associated with other leveraged ETFs as well as other inverse ETFs. These investment vehicles may be extremely volatile and can potentially expose an investing Fund to theoretically unlimited losses.

          Certain ETFs may not produce qualifying income for purposes of the "Qualifying Income Test" (as defined below under the heading "Taxes"), which must be met in order for the Fund to maintain its status as a regulated investment company under the Code. If one or more ETFs generate more non-qualifying income for purposes of the Qualifying Income Test than the Adviser expects, it could cause the Fund to inadvertently fail the Qualifying Income Test, thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

          LOAN PARTICIPATIONS AND ASSIGNMENTS--Loan participations are interests in loans to corporations or governments that are administered by the lending bank or agent for a syndicate of lending banks and then sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent that the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying borrower). Therefore, the Fund may also be subject to the risk that the intermediary bank may become insolvent.

          Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the Adviser based on criteria approved by the Board.

          MASTER LIMITED PARTNERSHIPS (MLPS)--Investments in units of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Code provides that the Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships ("QPTPs"), which will include certain MLPs, and treat the income distributed by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in the "Taxes" section below.

          MONEY MARKET SECURITIES--Money market securities include: (i) short-term U.S. Government securities; (ii) custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (iii) commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; (iv) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (v) repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

          MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:

          GOVERNMENT PASS-THROUGH SECURITIES. Government pass-through securities are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, the Federal National Mortgage Association ("FNMA" or "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities ("FHLMC Gold PC securities"), which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

          There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Therefore, mortgage-backed securities or certificates issued by GNMA, including GNMA Mortgage Pass-

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

Through Certificates (also known as "Ginnie Maes"), are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the U.S. Government. GNMA certificates are also supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Fannie Mae, on the other hand, is a government-sponsored organization owned by private stockholders. As a result of recent events (see below), the U.S. Treasury owns Fannie Mae's senior preferred stock as well as a warrant to purchase 79.9% of Fannie Mae's common stock. Still, mortgage-backed securities issued by Fannie Mae, which include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, and is owned entirely by private stockholders. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not backed by the full faith and credit of the U.S. Government and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          On September 6, 2008, the Federal Housing Finance Agency ("FHFA") and the U.S. Treasury began a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities under conservatorship with the FHFA. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements ("SPAs"), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event that their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae's and Freddie Mac's net worth through the end of 2012. In December 2009, the U.S. Treasury also amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios. The unlimited support the U.S. Treasury extended to the two companies expired at the beginning of 2013--Fannie Mae's support is now capped at $125 billion and Freddie Mac has a limit of $149 billion.

          On August 17, 2012, the U.S. Treasury announced that was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is believed that the new amendment puts Fannie Mae and Freddie Mac in a better position to service their debt because the companies no longer have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios at an annual rate of 15 percent instead of the previous 10 percent, which puts each of them on track to cut their portfolios to a targeted $250 billion in 2018.

          Fannie Mae and Freddie Mac are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

          The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

          The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

          Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer higher yields than those available from other types of U.S. Government securities, the prepayment feature may cause mortgage-backed securities to be less effective than other types of securities as a means of "locking in" attractive long-term rates. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

          PRIVATE PASS-THROUGH SECURITIES. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

          COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing; that is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property.

          CMOS. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series that have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-through securities to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance and some CMOs may be backed by GNMA certificates or other mortgage pass-through securities issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

          REMICS. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

          PARALLEL PAY SECURITIES; PLANNED AMORTIZATION CLASS CMOS ("PAC BONDS"). Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC bonds generally require payments of a specified amount of principal on each payment date. PAC bonds are always parallel pay CMOs, with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

          ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments are usually determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

          STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

          PFANDBRIEFE. A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

          ESTIMATED AVERAGE LIFE. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an "average life estimate." An average life estimate is a function of an assumption regarding anticipated prepayment patterns and is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

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          MORTGAGE-DOLLAR ROLLS--Mortgage dollar rolls, or "covered rolls," are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on such securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, the Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein, the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, the Fund will "cover" any mortgage dollar roll as required by the 1940 Act.

          MUNICIPAL SECURITIES--Municipal securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

          Additional information regarding municipal securities is described below:

          MUNICIPAL BONDS. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. The Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from federal income tax. Municipal bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

          MUNICIPAL LEASES. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing.

          Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section "Illiquid Securities" above.

          MUNICIPAL NOTES. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

          NON-DIVERSIFICATION--The Fund is a non-diversified investment company, as defined in the 1940 Act, which means that a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a RIC under the Code, which requires in part that the Fund be diversified (I.E., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

          OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS--Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include unfavorable future political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held by the Fund.

          Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

          BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

          BANK NOTES. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

          CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and can normally be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities" above.

          TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a

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withdrawal penalty or that mature in more than seven days are considered to be illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities" above.

          OBLIGATIONS OF SUPRANATIONAL ENTITIES--Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, the International Bank for Reconstruction and Development (or "World Bank"), the African Development Bank, the European Economic Community, the European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments. Currently, the Fund that may purchase obligations of supranational entities intends to invest only in obligations issued or guaranteed by the Asian Development Bank, the Inter-American Development Bank, the European Coal and Steel Community, the European Economic Community, the European Investment Bank and the Nordic Investment Bank.

          OPTIONS--The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

          The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered" as required by the 1940 Act. The Fund may enter into agreements with broker-dealers which require the broker-dealers to accept physical settlement for certain option contracts. If this occurs, the Fund would treat the option contract as being cash-settled for purposes of determining the Fund's coverage requirements.

          Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

          The Fund may trade put and call options on securities, securities indices and currencies, as the Adviser determines is appropriate in seeking the Fund's investment objective.

          The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

          The Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put

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

and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

          The Fund may write (I.E., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. The Fund may engage in a covered call option writing (selling) program in an attempt to generate additional income or provide a partial hedge to another position of the Fund. A call option is "covered" if the Fund either owns the underlying instrument or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that instrument. The underlying instruments of such covered call options may consist of individual equity securities, pools of equity securities, ETFs or indices. The writing of covered call options is a more conservative investment technique than writing of naked or uncovered options, but capable of enhancing the Fund's total return. When the Fund writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price. At the same time, the Fund retains the risk of loss from a decline in the value of the underlying security during the option period. Although the Fund may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the Fund. If such an option expires unexercised, the Fund realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the Fund.

          When the Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option will generally expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

          The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. First, OTC options are transacted directly with dealers and not with a clearing corporation and therefore entail the risk of non-performance by the dealer. In addition, OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

          The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date of the option.

          RISKS. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the underlying securities; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

          PAY-IN-KIND BONDS--Pay-in-kind bonds are securities that, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

          PRIVATIZATIONS--Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

          PUT TRANSACTIONS--The Fund may purchase securities at a price that would result in a yield to maturity lower than generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund will limit its put transactions to institutions that the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, such as to maintain Fund liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

          The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put (although the final maturity of the security is later than such date).

          RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U. S. Government obligations that are issued by banks or brokerage firms and are created by depositing U. S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts"

("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (see "U.S. Treasury Obligations" below) are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by the Fund and therefore is subject to distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

          REAL ESTATE INVESTMENT TRUSTS (REITS)--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

          The Fund may be subject to certain risks associated with the direct investments of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs generally depend on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

          REAL ESTATE OPERATING COMPANIES (REOCS)--REOCs are real estate companies that engage in the development, management or financing of real estate. Typically, REOCs provide services such as property management, property development, facilities management and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are: (i) availability of tax-loss carry-forwards, (ii) operation in non-REIT-qualifying lines of business; and
(iii) the ability to retain earnings.

          REPURCHASE AGREEMENTS--A repurchase agreement is an agreement in which one party sells securities to another party in return for cash with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. The Fund may enter into repurchase agreements with financial institutions and follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral shall have a value equal to at least 102% of the resale price stated in the agreement at all times. The Adviser monitors compliance with this requirement as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral.

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

          In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. At times, the investments of each of the Fund in repurchase agreements may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

          RESTRICTED SECURITIES--Restricted securities are securities that may not be sold to the public without registration under the 1933 Act, or an exemption from registration. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(a)(2) commercial paper issued in reliance on an exemption from registration under Section 4(a)(2) of the 1933 Act, including, but not limited to, Rules 506(b) or 506(c) under Regulation D.

          REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS--Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

          Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by the Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

          In a sale-buyback transaction, the Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. The Fund's obligations under a sale-buyback would typically be offset by earmarking on the books of the Fund or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund's forward commitment to repurchase the underlying security.

          SECURITIES LENDING--The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1 / 3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

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

          The Fund may pay a part of the interest earned from the investment of collateral or other fee to an unaffiliated third party for acting as the Fund's securities lending agent.

          By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

          The Fund will invest the cash received as collateral through loan transactions in other eligible securities, which may include shares of a registered money market fund, or of an unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act to the extent required by the 1940 Act. Such money market funds might not seek or be able to maintain a stable $1.00 per share net asset value.

          The investment of cash collateral subjects the Fund to market risk. The Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

          SHORT SALES--The Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Pursuant to the Fund's investment strategy, the Adviser may have a net short exposure in the portfolio.

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

          Until the Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise "cover" the Fund's short position as required by the 1940 Act. [When the Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional securities that it believes will outperform the market or its peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss. Leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.]

          SOVEREIGN DEBT--The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

          As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

          STRUCTURED SECURITIES--The Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Fund anticipate they will invest typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there is currently no active trading market for Structured Securities. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund' investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

          SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS--Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these or various other rates, securities, instruments, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations are generally equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate and the other party makes payments calculated with reference to a specified floating interest rate, such as the London Interbank Offered Rate ("LIBOR") or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

          The Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, the Fund may enter into a swap: (i) to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; (ii) to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; (iii) to hedge an existing position; (iv) to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or (v) for various other reasons.

          The Fund may enter into credit default swaps as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If the Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as a buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if the Fund invests in the underlying directly.

          Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. The Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

          Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

          Generally, the Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, the Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). The Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be "covered" as required by the 1940 Act. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

          The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

          Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from the Fund. This is true whether these derivative products are used to create additional risk exposure for the Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement, the Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. The Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

          Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to the Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, the Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, the Fund may have contractual remedies under the swap agreement.

          The Fund will enter into swaps only with counterparties that the Adviser believes to be creditworthy. In addition, the Fund will earmark on the books of the Fund or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement or will otherwise "cover" its position as required by the 1940 Act.

          U.S. GOVERNMENT SECURITIES--Examples of types of U.S. Government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, Fannie Mae, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, the Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

          RECEIPTS. Receipts are interests in separately-traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

          U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry systems known as STRIPS and TRs.

          U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities; that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

          U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (E.G., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the U.S. Treasury (E.G., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (E.G., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that, in the event of a default prior to maturity, there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

          VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

          WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued and delayed delivery basis, including "TBA" (to be announced) basis, transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered are generally determined two days prior to the settlement date. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value of these securities at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deem it appropriate. When the Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

          YANKEE OBLIGATIONS ("YANKEES")--Yankees are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

          Yankees selected for the Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

          ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because the Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. To avoid any leveraging concerns, the Fund will "cover" its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities; that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturities but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

          Corporate zero coupon securities are: (i) notes or debentures that do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. The Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by the Fund and is therefore subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. The Fund may have to dispose of its securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing cash to satisfy distribution requirements. The Fund accrues income with respect to the securities prior to the receipt of cash payments.

THE FUND'S INVESTMENT ACTIVITIES WILL NOT BE LIMITED TO THE INVESTMENT STRATEGIES, TRADING STRATEGIES OR FINANCIAL INSTRUMENTS DISCUSSED ABOVE. THERE IS NO ASSURANCE THAT ANY OF THE INVESTMENT STRATEGIES, TRADING STRATEGIES OR FINANCIAL INSTRUMENTS LISTED ABOVE WILL BE INCLUDED IN OR WILL REMAIN A COMPONENT OF THE FUND'S OVERALL INVESTMENT PROGRAM.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES. The following investment limitations are fundamental, which means that the Fund cannot change them without approval by the vote of a majority of the outstanding shares of the Fund. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

1. The Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. The Fund may borrow money, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. The Fund may not issue senior securities, as such term is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom as amended or interpreted from time to time, except as permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. The Fund may not concentrate its investments in a particular industry, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and
     (ii) tax-exempt obligations of state or municipal governments and their political subdivisions. For purposes of this fundamental policy, investments in securities of other investment companies are not deemed to be "investments in a particular industry."

5. The Fund may purchase or sell commodities and real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. The Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.


In addition, the Fund has adopted the following fundamental investment policies relating to periodic repurchase offers:

1. The Fund will make repurchase offers at periodic intervals pursuant to Rule 23c-3 under the 1940 Act, as such rule may be amended or interpreted from time to time. Currently, Rule 23c-3 requires repurchase offer amounts to be not less than 5% and not more than 25% of the common stock outstanding on the repurchase request deadline.

2.   The periodic intervals between repurchase request deadlines will be three
     (3) months.

3. Each repurchase request deadline will be determined in accordance with Rule 23c-3. Currently, Rule 23c-3 requires the repurchase request deadline to be no less than 21 and no more than 42 days after the Fund sends a notification to shareholders of the repurchase offer.

4. Each repurchase pricing date will be determined in accordance with Rule 23c-3. Currently, Rule 23c-3 requires the repurchase pricing date to be no later than the 14th day after a repurchase request deadline, or the next business day if the 14th day is not a business day.

In addition, the investment objective of the Fund is a non-fundamental policy that may be changed by the Board without shareholder approval upon thirty (30) calendar days' prior written notice to shareholders.

Except with respect to Fund policies concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

BORROWING. The 1940 Act presently allows a fund to borrow (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets).

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Under Section 18(a) of the 1940 Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the value of the Fund's total assets, less all liabilities and indebtedness of the Fund other than senior securities, is at least 200% of the liquidation value of the outstanding preferred shares (i.e., the liquidation value may not exceed 50% of the Fund's total assets less all liabilities and indebtedness of the Fund other than senior securities).

LENDING. The 1940 Act does not prohibit a fund from making loans. The Fund may make loans to corporations or other business entities. The Fund also may acquire securities subject to repurchase agreements.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

REAL ESTATE. The Fund will not purchase or sell real estate, except that the Fund may purchase and sell instruments secured by real estate or interests in real estate and securities issued by companies which own or invest in real estate (including REITs). The Fund may acquire, hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such other assets.

COMMODITIES. The Fund will not purchase or sell physical commodities or contracts based on physical commodities.

CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company's net assets in an industry, with certain exceptions. Securities of the U.S. Government, its agencies or instrumentalities and securities backed by the credit of a U.S. governmental entity are not considered to represent industries.

THE ADVISER

GENERAL. UBS O'Connor LLC, a limited liability company organized under the laws of the State of Delaware and registered with the SEC as an investment adviser, will serve as the investment manager of the Fund and will be responsible for its investment activities. The Adviser is a wholly-owned subsidiary of UBS AG ("UBS") and a member of the Global Asset Management division within UBS.

With respect to the Fund, the Adviser has claimed an exclusion from the definition of "commodity pool operator" ("CPO") under the Commodity Exchange Act ("CEA") and the rules of the Commodity Futures Trading Commission ("CFTC") and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the investment manager is relying upon a related exclusion from the definition of "commodity trading advisor" ("CTA") under the CEA and the rules of the CFTC. The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in futures, commodity options, swaps and non-deliverable foreign currency forwards (used for purposes other than bona fide hedging). Because the Adviser and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the futures, commodity options, non-deliverable foreign currency forwards or swaps markets. The CFTC has neither reviewed nor approved the investment manager's reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

ADVISORY AGREEMENT WITH THE FUND. The Fund and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of misfeasance or negligence generally in the performance of its duties thereunder or its negligent disregard of its obligation and duties under this Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Fund, the Board or a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund. As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act.

ADVISORY AND INCENTIVE FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated and paid monthly, at an annual rate of 2.00% of the average net assets of the Fund.

Additionally, following the end of each fiscal quarter (and whenever the Fund conducts a share repurchase offer, as described herein), shareholders of the Fund also pay the Adviser an incentive fee (the "Incentive Fee") equal to 20% of the Fund's net profits, subject to reduction for losses of the Fund during the prior quarter that have not been offset by subsequent net profits. For purposes of calculating the Incentive Fee, net profits will generally be determined by calculating the amount by which the net assets of the Fund as of the end of a fiscal quarter exceeds the net assets as of the beginning of the fiscal quarter (excluding increases or decreases of net assets associated with share issuances, repurchases or dividends or other distributions). The Incentive Fee structure presents risks that are not present in investment funds without incentive fees. For purposes of determining the Fund's net asset value, the Incentive Fee is calculated and accrued monthly as an expense of the Fund (as if each month is the end of a fiscal year).

THE PORTFOLIO MANAGER

This section includes information about the Fund's portfolio manager, including information about other accounts he manages, the dollar range of Fund shares he owns and how he is compensated.

As stated in the Fund's Prospectus, Barry Gill serves as the portfolio manager of the Fund and primarily responsible for the day-to-day management of the Fund's portfolio.

COMPENSATION. Mr. Gill is compensated by the Adviser with a fixed salary plus a bonus based on the profitability of [o].

FUND SHARES OWNED BY PORTFOLIO MANAGER. No ownership information is provided because the Fund was not offered for sale prior to the date of this SAI.

OTHER ACCOUNTS. In addition to the Fund, Mr. Gill is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of [o], 2014.

--------------------------------------------------------------------------------------------------------
                              REGISTERED              OTHER POOLED
                        INVESTMENT COMPANIES      INVESTMENT VEHICLES             OTHER ACCOUNTS
                     -----------------------------------------------------------------------------------
                     NUMBER OF    TOTAL ASSETS      NUMBER OF   TOTAL ASSETS     NUMBER OF  TOTAL ASSETS
NAME                 ACCOUNTS     ($ MILLIONS)      ACCOUNTS    ($ MILLIONS)     ACCOUNTS   ($ MILLIONS)
--------------------------------------------------------------------------------------------------------
Barry Gill              [o]         $[o]              [o]          $[o]            [o]         $[o]
--------------------------------------------------------------------------------------------------------
                        [o]*        $[o]*             [o]*         $[o]*           [o]*        $[o]*
--------------------------------------------------------------------------------------------------------

*  These accounts are subject to a performance-based advisory fee.

CONFLICTS OF INTERESTS. The portfolio manager's management of other accounts may give rise to potential conflicts of interest in connection with his management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust with its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as administrator and fund accountant of the Fund. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other investment companies.

Under an Administration Agreement with the Fund ("Administration Agreement"), the Administrator is responsible for managing the business affairs of the Fund, subject to the supervision of the Board, and receives an administration fee computed at an annual rate based on the Fund's average monthly gross assets. The Administrator's administrative services include the provision of regulatory reporting and all necessary office space, equipment, personnel and facilities and other administrative services necessary to conduct the Fund's business. As fund accountant, the Administrator provides accounting and bookkeeping services for the Fund, including the calculation of the Fund's NAV.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Fund pays the Administrator a fee based on the Fund's assets under management, subject to a minimum annual fee of $[o]. The Administrator also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

TRANSFER AGENT

Atlantic Fund Services, LLC, [INSERT ADDRESS] (the "Transfer Agent"), serves as the Fund's transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust. [The Transfer Agent also serves as the shareholder servicing agent for the Funds whereby the Transfer Agent provides certain shareholder services to the Funds.]

THE DISTRIBUTOR

GENERAL. The Fund and SEI Investments Distribution Co. (the "Distributor") are parties to a distribution agreement ("Distribution Agreement"), whereby the Distributor acts as principal underwriter for the Fund's shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456. The offering of the Fund's shares is continuous on a monthly basis and the Distributor distributes the Fund's shares on a best efforts basis.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Fund and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or, by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary's distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee, bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary's distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentations at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

THE CUSTODIAN AND ESCROW AGENT

Citibank, N.A. [INSERT]

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[o], with its principal business office located at [o], serves as the independent registered public accounting firm for the Fund.

FINANCIAL STATEMENTS

Auditor financial statements will be provided by pre-effective amendment.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, with its principal business office located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Fund. Bingham McCutchen LLP serves as legal counsel to the Fund's Independent Trustees (defined below).

TRUSTEES AND OFFICERS OF THE FUND

BOARD RESPONSIBILITIES. The management and affairs of the Fund are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Fund.

The day-to-day business of the Fund, including the management of risk, is performed by third party service providers, such as the Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Fund's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. The Fund and its service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Fund's business (e.g., the Adviser is responsible for the day-to-day management of the Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund's service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of the Fund, at which time certain of the Fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Fund's Chief Compliance Officer (the "Chief Compliance Officer"), as well as personnel of the Adviser and other service providers such as the Fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, following an initial two-year term, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser's adherence to the Fund's investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund's investments, including, for example, portfolio holdings schedules.

The Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Fund's policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Fund and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund's service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Fund's Valuation Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the Fund's independent registered public accounting firm reviews with the Audit Committee its audit of the Fund's financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund's internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Fund in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Fund's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Fund's financial reporting and the preparation of the Fund's financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund's goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund's investment management and business affairs are carried out by or through the Fund's Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund's and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are [xxx] members of the Board, [xxx] of whom are not "interested persons" of the Fund, as that term is defined in the 1940 Act ("Independent Trustees"). [o], an interested person of the Fund, serves as Chairman of the Board. [The Fund does not have a lead Independent Trustee.] The Fund has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the Independent Trustees constitute more than three-quarters of the Board, the fact that the chairperson of each Committee of the Board is an Independent Trustee, the amount of assets under management in the Fund, and the number of funds overseen by the Board. The

Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Board has three standing committees: the Audit Committee, the Nominating Committee and the Valuation Committee. The Audit Committee and Nominating Committee are chaired by an Independent Trustee and composed of all of the Independent Trustees.

In his role as Chairman, [o], among other things: presides over board meetings; oversees the development of agendas for Board meetings; facilitates communication between the Trustees and management; and has such other responsibilities as the Board determines from time to time.

TRUSTEES AND OFFICERS OF THE FUND. Set forth below are the names, dates of birth, position with the Fund, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee or officer of the Fund. Unless otherwise noted, the business address of each Trustee or officer is c/o O'Connor EQUUS, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF
                                                                        PORTFOLIOS
                                                                        IN FUND
                         POSITION WITH                                  COMPLEX(2)      OTHER
NAME AND                 TRUST AND           PRINCIPAL OCCUPATIONS      OVERSEEN        DIRECTORSHIPS HELD
YEAR OF BIRTH            LENGTH OF TERM      IN THE PAST 5 YEARS        BY TRUSTEE      IN THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(1)
------------------------------------------------------------------------------------------------------------------------------------
[o]                      Chairman of the             [o]                  [o]                 [o]
Born: [o]                Board of Trustees,
                         Interested Trustee,
                         President and
                         Principal
                         Executive Officer
                         (since 2014)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
[o]                      Trustee (since              [o]                  [o]                 [o]
Born: [o]                2014)
------------------------------------------------------------------------------------------------------------------------------------
[o]                      Trustee (since              [o]                  [o]                 [o]
Born: [o]                2014)
------------------------------------------------------------------------------------------------------------------------------------
[o]                      Trustee (since              [o]                  [o]                 [o]
Born: [o]                2014)
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
[o]                      [Secretary, Chief           [o]                  [o]                 [o]
Born: [o]                Compliance
                         Officer and AML
                         Compliance
                         Officer]
------------------------------------------------------------------------------------------------------------------------------------
[o]                      [Treasurer and              [o]                  [o]                 [o]
Born: [o]                Principal Financial
                         Officer]
------------------------------------------------------------------------------------------------------------------------------------

(1) [o]is deemed to be an "interested person" of the Fundas that term is defined inthe 1940 Act by virtue of his positions with the Distributor and its affiliates.

(2) The Fund Complex includes [o], which is advised by the Adviser and has [o]funds: [o].

INDIVIDUAL TRUSTEE QUALIFICATIONS. The Fund has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund's shareholders. The Fund has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

[o]

[o]

[o]

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund.

BOARD COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Fund's independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; (iii) pre-approving audit and non-audit services provided by the Fund's independent registered public accounting firm to the Trust and certain other affiliated entities;
     (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing the Fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with the Fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund's financial statements; and (ix) other audit related matters. [Trustees to be inserted] currently serve as members of the Audit Committee. [Trustee to be inserted] serves as the Chairman of the Audit Committee.The Audit Committee meets periodically, as necessary.

o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include:
     (i) considering and reviewing Board governance and compensation issues;
     (ii) conducting a self-assessment of the Board's operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. [Trustees to be inserted] currently serve as members of the Governance Committee. [Trustee to be inserted] serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary.


o FAIR VALUATION COMMITTEE. The Board has a standing Fair Valuation Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Valuation Committee operates under procedures approved by the Board. The principal responsibility of the Fair Valuation Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Valuation Committee's determinations are reviewed by the Board. [Trustee to be inserted], [interested trustee], currently serves as the Board's delegate on the Fair Valuation Committee. The Fair Value Pricing Committee meets periodically, as necessary.

FUND SHARES OWNED BY BOARD MEMBERS. As of the date of this SAI, the Fund had not yet commenced operations, so no Trustee beneficially owns any shares of the Fund.

BOARD COMPENSATION. The following table sets forth information covering the anticipated total compensation payable by the Trust during its fiscal year ending [o]to the persons who serve as Trustees of the Trust.


--------------------------------------------------------------------------------
                             ESTIMATED AGGREGATE          ESTIMATED TOTAL
                             COMPENSATION FROM THE         COMPENSATION
                                     FUND               FROM THE FUND AND FUND
NAME                                                         COMPLEX(1)
--------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------
[o]                                  $[o]                      $[o]
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
[o]                                  $[o]                      $[o]
--------------------------------------------------------------------------------

(1)  The Fund Complex includes [o].

PURCHASING SHARES

Class A shares are being offered during an initial offering period that is expected to terminate on or about [o], 2014 or such earlier or later date as the Adviser may determine in its discretion. Shares will be offered during the initial offering period at the offering price, which is $1,000.00 per share plus a placement fee (a "Placement Fee") of up to 2.00% . After the initial offering, shares are expected to be offered on a continuous monthly basis at NAV per share plus a Placement Fee and may be purchased on the first business day of any month, provided the New York Stock Exchange ("NYSE") is open for business, or at such other times as the Fund may determine. Currently, the Fund is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. During any continuous offering, shares may be purchased through the Distributor or selected broker-dealers that have entered into selling agreements with the Distributor. Any continuous offering, if commenced, may be discontinued at any time. The Fund will have the sole right to accept orders to purchase shares and reserves the right to reject any order in whole or in part.

The Fund requires a minimum initial investment of $50,000 and minimum subsequent investments of $10,000. The Adviser may waive these minimum investment requirements in its sole discretion. The Adviser may accept investments in the Fund on such other terms as it authorizes from time to time and may reject applications for shares for any or no reason, in its sole discretion.

Each prospective investor must submit a completed application and payment in U.S. funds before the close of regular trading on the NYSE in order for shares to be bought at that day's NAV.

Shareholders will not have the right to redeem their shares. However, the Fund will conduct periodic repurchase offers for a portion of its outstanding shares.

DETERMINATION OF NET ASSET VALUE

General Policy. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Fund relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

The Fund calculates its NAV on the last business day of every week and the first business day of every month as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern Time) by adding the total value of its assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Fund also calculates its NAV in connection with periodic repurchase offers as described above.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

Money Market Securities and Other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

Derivatives and Other Complex Securities. Exchange traded options on securities and indices purchased by the Fund generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Fund generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter ("OTC") market, if the OTC option is also an exchange traded option, the Fund will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Fund will value the option at fair value in accordance with procedures adopted by the Board. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of the Fund's pricing cycle.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Fund and has delegated responsibility for fair value determinations to the Fair Valuation Committee. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

Useo Third-Party Independent Pricing Agents. Pursuant to contracts with the Fund's Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

[TAXES]

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their foreign and state and local tax liabilities.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Fund intends to qualify and elect to be treated as a RIC. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the Fund's qualification as a RIC if it determines such course of action to be beneficial to the Fund's shareholders.

To qualify as a RIC, the Fund must distribute at least 90% of its investment company taxable income (which includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or certain other income derived with respect to its business of investing in such stocks, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships. Although the Fund intends to distribute substantially all of its investment company taxable income and net capital gain for any taxable year, the Fund will be subject to federal income taxation to the extent such income or gains are not distributed.

For purposes of satisfying the asset diversification test described above, it may be difficult for the Fund in all cases to identify the "issuer" of a particular Fund investment. There is a risk that the IRS could make an adverse determination with respect to identifying the issuer of Fund investments. Such an adverse determination could adversely affect the Fund's ability to meet the diversification test described above and could therefore jeopardize the Fund's status as a RIC.

Certain securities in which the Fund may invest may not produce qualifying income for purposes of the 90% Test (as described above) which must be met for the Fund to maintain its status as a RIC. The Fund intends to monitor its investments to ensure that any non-qualifying income does not exceed permissible limits, but the Fund may not be able to accurately predict the non-qualifying income from these investments, which could cause the Fund to inadvertently fail to qualify as a RIC.

If the Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. If these relief provisions are not available to the Fund for any year in which it fails to qualify as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders and for the lower capital gains rates on qualified dividend income for non-corporate shareholders. In addition, the

Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

FEDERAL EXCISE TAX. If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98.2% of its capital gain net income (the excess of capital gains over capital losses without regard to holding periods) for the one-year period ending September 30 of that calendar year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

CAPITAL LOSS CARRYOVERS. If the Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Realized capital losses may be carried forward indefinitely until used, subject to limitations if the Fund undergoes a change in ownership as defined.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund may realize capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of investment company taxable income, which includes interest, dividends, and net short-term capital gain, will be taxable to non-corporate shareholders as ordinary income. Distributions of net capital gain will be taxable to non-corporate shareholders as long-term capital gain regardless of how long such shareholder held its shares.

For non-corporate shareholders, certain distributions of investment company taxable income from the Fund may qualify as qualified dividend income. Qualified dividend income distributed to a non-corporate shareholder is taxable at lower long-term capital gains rates if the shareholder satisfies certain holding period requirements. A distribution of investment company taxable income from the Fund generally qualifies for such treatment to the extent it is attributable to and reported as qualified dividend income, and provided that certain holding period requirements are met by the shareholder. Long-term capital gains and qualified dividend income are currently taxable to non-corporate shareholders at a maximum rate of 20% (lower rates apply to taxpayers in lower tax brackets).

The Fund will report to you the amount of distributions of investment company taxable income, qualified dividend income and net capital gain, if any, at the time they are paid and will report to you their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as investment company taxable income, qualified dividend income or net capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If the Fund's distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions made in the same taxable year may be characterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in its Fund shares and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are repurchased by the Fund.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Medicare tax of 3.8% . The Medicare tax is imposed on the lesser of a taxpayer's (i) investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer's modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Fund's distributions are includable in a shareholder's investment income for purposes of this Medicare tax. In addition, any capital gain realized by a shareholder upon a repurchase of Fund shares is includable in the shareholder's investment income for purposes of this Medicare tax.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, or long-term or short-term capital gain, and could accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

With respect to investments in STRIPS and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its investment company taxable income to its shareholders, the Fund may have to sell its portfolio securities to generate sufficient cash to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities, and which may result in taxable gain or loss.

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to certain Fund shareholders cost basis information for Fund shares that are repurchased by the Fund. In addition to reporting the gross proceeds from the repurchase of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. These cost basis reporting requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies. For each repurchase of Fund shares, the Fund will permit shareholders to elect from among several IRS-approved cost basis methods. In the absence of an election, the Fund will use the average cost method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the Fund's default cost basis method) for each repurchase of Fund shares may not be changed after the settlement date of each such repurchase of Fund shares. Fund shareholders should consult with their tax advisors to determine which IRS-approved cost basis method is appropriate for their tax situation and to obtain more information about how cost basis reporting applies to them.

REPURCHASES OF FUND SHARES. Shareholders whose shares are repurchased by the Fund may realize a capital gain or loss on the repurchase. For federal income tax purposes, a repurchase generally should be treated as a sale if, after the repurchase, the shareholder does not own any Fund shares and is not deemed to indirectly own any Fund shares under the attribution rules in Section 318 of the Code. Alternatively, if a shareholder's ownership interest in the Fund (taking into account attribution rules) is reduced by at least 20% following a repurchase, the repurchase generally should be treated as a sale. If the foregoing tests are not met, there is a risk that the proceeds from a repurchase could be taxable as a dividend to such shareholder. Furthermore, there is a risk that shareholders who do not participate in a repurchase could be treated as receiving a constructive dividend as a result of their proportionate increase in their ownership of the Fund resulting from the repurchase of other shareholders' shares.

If a repurchase of Fund shares is treated as a sale, the amount of the capital gain or loss and the applicable tax rate will depend generally upon the amount paid for the shares, the amount received from the repurchase, and the length of time that the shares were held by the shareholder. Gain or loss realized upon a repurchase will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and as short-term capital gain or loss if the shares have been held for one year or less. Any loss arising from the repurchase of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Different rules generally apply to shareholders who do not hold their Fund shares as a capital asset. If a shareholder purchases Fund shares (through reinvestment of distributions or otherwise) within thirty days before or after any Fund shares are repurchased at a loss, all or part of such loss will not be deductible and will instead increase the basis of the new shares.

BACKUP WITHHOLDING. In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, backup withholding on any distributions paid to a shareholder who (1) has failed to provide a correct Social Security number or taxpayer identification number, (2) is subject to backup withholding by the IRS, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. citizen or U.S. resident alien.

WITHHOLDING UNDER THE FOREIGN ACCOUNT TAX COMPLIANCE ACT. Under the Foreign Account Tax Compliance Act ("FATCA"), the Fund may be required to withhold a 30% tax on distributions of investment company taxable income paid after June 30, 2014 and distributions of net capital gain and the gross proceeds of a repurchase of Fund shares paid after December 31, 2016 to (i) certain "foreign financial institutions" unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other things, and (ii) certain "non-financial foreign entities" unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things. You are urged to consult your tax advisor regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject to avoid this withholding tax.

There may be other federal, state, local or foreign tax considerations applicable to prospective shareholders. Please consult your tax advisor regarding an investment in the Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Fund or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The Financial Industry Regulatory Authority, Inc. ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal period.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under SEC rules as the greater of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund and, therefore, the Fund's annual portfolio turnover rate may exceed 100% under normal circumstances. Because it is difficult to predict accurately portfolio turnover rates, actual turnover may be higher or lower than expected. Higher portfolio turnover results in increased Fund costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities.

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Adviser, principal underwriter or any affiliated person of the Fund, the Adviser, or their principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports at least quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each September 30, December 31, March 31, and June 30). The Fund will disclose a complete or summary schedule of investments (which includes the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in their Semi-Annual and Annual Reports which are distributed to the Fund's shareholders. The Fund's complete schedule of investments following the first and third fiscal quarters will be available in quarterly holdings reports filed with the SEC on Form N-Q, and the Fund's complete schedule of investments following the second and fourth fiscal quarters will be available in shareholder reports filed with the SEC on Form N-CSR.

Reports filed with the SEC on Form N-Q and Form N-CSR are not distributed to the Fund's shareholders but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Should the Fund includes only a Summary Schedule rather than a complete schedule of investments in their Semi-Annual and Annual Reports, their Form N-CSR will be available without charge, upon request, by calling 1-877-457-6733.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the custodian, administrator or transfer agent, in connection with their services to the Fund. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Fund's portfolios along with related performance attribution statistics. The lag time for such disclosures will vary. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information.

The Fund's policies and procedures provide that the Adviser's CCO may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Adviser's CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund's shareholders and that to the extent conflicts between the interests of the Fund's shareholders and those of the Adviser, principal underwriter, or any affiliated person of the Fund exists, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information. The Fund's Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

With the exception of disclosures to rating and ranking organizations as described above, the Fund requires any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Fund, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Fund's policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, the Adviser and its affiliates or recipients of the Fund's portfolio holdings information.

In addition, the Fund's service providers, such as the Custodian, Administrator and Transfer Agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Fund.

In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Fund, these arrangements impose obligations on the Fund's service providers that would prohibit them from disclosing or trading on the Fund's non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

The Fund has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the "USA PATRIOT Act"). To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. [INSERT] has been designated as the Anti-Money Laundering Officer of the Fund.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; and a complete and thorough review of all new account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund, each of which represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional classes of shares. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard for the duties involved in the conduct of his or her office and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in APPENDIX A to this SAI. The Board will periodically review the Fund's proxy voting record.

The Fund is required to disclose annually the Fund's complete proxy voting record on Form N-PX. A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available on Form N-PX: (i) without charge, upon request, by calling 1-[o] and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

CODES OF ETHICS

The Board, on behalf of the Fund, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, directors, officers, and certain employees ("Access Persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. Access Persons are prohibited from engaging in personal securities transactions in securities that are held by the Fund. In addition, all Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Information regarding control persons and principal shareholders of the Fund is not provided because the Fund was not offered for sale until the date of this SAI. As of the date of this SAI, the current Trustees and officers of the Fund did not own any shares of the Fund.

Any person who beneficially owns 25% or more of the outstanding shares of the Fund may be presumed to "control" (as that term is defined in the 1940 Act) the Fund. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of Fund shareholders.

                APPENDIX A- PROXY VOTING POLICIES AND PROCEDURES

                                UBS O'CONNOR LLC

                                  PROXY VOTING

                                 O'CONNOR EQUUS

                                     PART C

                               OTHER INFORMATION

Item 25.  Financial Statements and Exhibits

(1)  Financial Statements - to be filed by amendment.

(2)  Exhibits

     (a)(i) Certificate of Trust dated February 3, 2014 is filed herewith.

     (a)(ii) Agreement and Declaration of Trust dated February 3, 2014 is filed herewith.

     (b) By-Laws to be filed by amendment.

     (c) Voting Trust Agreement - not applicable.

     (d) Instruments Defining Rights of Shareholders - none other than the Declaration of Trust and By-laws.

     (e) Distribution Reinvestment Plan to be filed by amendment.

     (f) Not applicable.

     (g) Investment Advisory Agreement between Registrant and UBS O'Connor LLC (the "Adviser") to be filed by amendment.

     (h) [Underwriting/Distribution] Agreement to be filed by amendment.

     (i) Bonus or Profit Sharing - not applicable.

     (j) Custodian Agreement to be filed by amendment.

     (k) Other Material Contracts:

          (i) Fund Administration Servicing Agreement to be filed by amendment.
          (ii) Transfer Agent Servicing Agreement to be filed by amendment.
          (iii) Fund Accounting Servicing Agreement to be filed by amendment.
          (iv) Distribution and Shareholder Servicing Plan to be filed by amendment.

     (l) Opinion and Consent of Morgan, Lewis & Bockius LLP to be filed by amendment.

     (m) Not applicable.

     (n) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

     (o) Omitted Financial Statements - not applicable.

     (p) Initial Subscription Agreement to be filed by amendment.

     (q) Not applicable.

     (r) Code of Ethics:

          (i) Registrant Code of Ethics to be filed by amendment.
          (ii) Adviser Code of Ethics to be filed by amendment.
          (iii) Distributor Code of Ethics to be filed by amendment.

ITEM 26.  MARKETING Arrangements.

The information contained under the heading "Plan of Distribution" in this Registration Statement is incorporated by reference.

ITEM 27.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION (ESTIMATED).

          SEC registration fee                                            $_____

          FINRA filing fee                                                $_____

          Printing and mailing expenses                                   $_____

          Blue sky filing fees and expenses                               $_____

          Legal fees and expenses                                         $_____

          Accounting fees and expenses                                    $_____

          Transfer agent fees                                             $_____

          Advertising and sales literature                                $_____

          Miscellaneous                                                   $_____
                                                                     ___________

          Total                                                           $_____


ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL.

The information in the Statement of Additional Information under the headings "Control Persons and Principal Shareholders" and "Trustees and Officers of the Fund" is incorporated by reference.

ITEM 29.  NUMBERS OF HOLDERS OF SECURITIES.

The following table sets forth the number of record holders of the Registrant's common stock as of ______, 2014:

     TITLE OF CLASS                    NUMBER OF RECORD HOLDERS

          [o]                                      [o]

ITEM 30.  INDEMNIFICATION.

Reference is made to Article VII of the Registrant's Agreement and Declaration of Trust and Article VI of the Registrant's Bylaws. Article VII, Section 2 of the Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Registrant, nor for the act or omission of any other Trustee, and, subject to the provisions of the Registrant's Bylaws, the Registrant out of its assets may indemnify and hold harmless each and every Trustee and officer of the Registrant from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such Trustee's or officer's performance of his or her duties as a Trustee or officer of the Registrant; provided that nothing therein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Registrant or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article VI, Section 2 of the Bylaws provides generally that the Registrant shall indemnify any Trustee or officer of the Registrant who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Registrant) by reason of the fact that such person is or was a Trustee or officer of the Registrant, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Registrant, that his conduct was in the Registrant's best interests; (b) in all other cases, that his conduct was at least not opposed to the Registrant's best interests; and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue."

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The Adviser serves as the investment adviser to O'Connor EQUUS. The Adviser's principal office is located at One North Wacker Drive, 32nd Floor, Chicago, Illinois 60606. The Adviser is an SEC-registered investment adviser under the Investment Advisers Act of 1940, as amended. Additional information about the Adviser and its directors and executive officers is incorporated by reference to the Statement of Additional Information filed herewith and Part 1A of the Adviser's Uniform Application for Investment Adviser Registration on Form ADV, as filed with the SEC. The directors, officers and partners of the Adviser have not been engaged with any other business, profession, vocation or employment of a substantial nature within the last two fiscal years for their own account or in the capacity of director, officer, employee, partner, or trustee, except as described herein.

--------------------------------------------------------------------------------
NAME AND POSITION           NAME OF                    POSITION WITH
WITH ADVISER                OTHER COMPANY              OTHER COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), are maintained at the following locations:

     RECORDS RELATING TO:                  ARE LOCATED AT:

     Registrant's Investment Adviser       UBS O'Connor LLC
                                           One North Wacker Drive,  32nd Floor
                                           Chicago, Illinois 60606

     Registrant's Fund Administrator       SEI Investments Global Funds Services
     and Fund Accountant                   One Freedom Valley Drive
                                           Oaks, Pennsylvania 19456

     Registrant's Custodian                [INSERT]

     Registrant's Distributor(s)           SEI Investments Distribution Co.
                                           One Freedom Valley Drive
                                           Oaks, Pennsylvania 19456

     Registrant's Transfer Agent           [INSERT]

ITEM 33.  MANAGEMENT SERVICES.

Not applicable.

ITEM 34.  UNDERTAKINGS.

(1) The Registrant hereby undertakes to suspend the offering of the shares of common stock covered hereby until it amends its prospectus contained herein if:

        (a) subsequent to the effective date of this registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of this registration statement, or

        (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus contained herein.

(2)     Not applicable.

(3)     Not applicable.

(4)     The Registrant undertakes:

        (a) to file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

                (i) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

               (ii) to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

               (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

        (b) that, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

        (c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

        (d) that, for the purpose of determining liability under the Securities Act of 1933 to any purchaser, if the Registrant is subject to Rule 430C under the Securities Act of 1933; each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act of 1933 as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the Securities Act of 1933, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

        (e) that for the purpose of determining liability of the Registrant under the Securities Act of 1933 to any purchaser in the initial distribution of securities, the Registrant undertakes that in a primary offering of securities of the Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

               (i) any preliminary prospectus or prospectus of the Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act of 1933;

               (ii) the portion of any advertisement pursuant to Rule 482 under the Securities Act of 1933 relating to the offering containing material information about the Registrant or its securities provided by or on behalf of the Registrant; and

               (iii) any other communication that is an offer in the offering made by the Registrant to the purchaser.

(5)     Not applicable.

(6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, its Statement of Additional Information.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois on the 13th day of February, 2014.

                                                  O'Connor EQUUS
                                                  (Registrant)

                                                  By:     /s/Nicholas Vagra
                                                          -----------------
                                                          Nicholas Vagra
                                                          Sole Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-2 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                      TITLE                          DATE

/s/ Nicholas Vagra
------------------
Nicholas Vagra                 Sole Trustee and President     February 13, 2014


/s/ Linda Massimi
-----------------              Treasurer, Controller &
Linda Massimi                  Chief Financial Officer        February 13, 2014


/s/ Dianne M. Descoteaux
------------------------       Vice President
Dianne M. Descoteaux           and Secretary                  February 13, 2014

                                 EXHIBIT INDEX

EXHIBIT NUMBER     DESCRIPTION


(a)(i)             Certificate of Trust
(a)(ii)            Agreement and Declaration of Trust